UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Dear Shareholder

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable headwinds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012

	6-month	12-month

US large cap equities	13.31%	5.12%
(S&P 500® Index)

US small cap equities	12.40	(0.15)
(Russell 2000® Index)

International equities	4.13	(7.45)
(MSCI Europe, Australasia,
Far East Index)

Emerging market	5.27	(0.11)
equities (MSCI Emerging
Markets Index)

3-month Treasury	0.00	0.08
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	3.70	17.22
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	2.73	8.37
bonds (Barclays US
Aggregate Bond Index)

Tax-exempt municipal	5.93	12.88
bonds (S&P Municipal
Bond Index)

US high yield bonds	8.62	6.92
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 29, 2012	BlackRock Defined Opportunity Credit Trust

Investment Objective

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is to provide high current income, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively "credit securities"). The Fund invests, under normal market conditions, at least 80% of its assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade quality; and (iv) investment grade corporate bonds. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended February 29, 2012, the Fund returned 9.69% based on market price and 8.88% based on net asset value (“NAV”). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 12.07% based on market price and 8.96% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher-quality and non-rated floating rate loans and common stock had a positive impact on the Fund’s performance. Selection in the chemicals and electric sectors also boosted returns. The Fund’s tactical exposure to high yield bonds contributed positively as the asset class outperformed loans given improving investor demand for riskier assets over the six-month period.
•	Detracting from performance was security selection among lower-quality loan instruments, an area of the market that generally carried a less favorable risk-return profile during the period. The Fund’s exposure to the paper sector had a negative effect on returns, as did a tactical allocation to asset-backed securities via collateralized loan obligations.

Describe recent portfolio activity.

•	The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term solution for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.
•	During the period, the Fund maintained its focus on the higher quality portions of the loan market in terms of loan structure, liquidity and overall credit quality. Given the weak outlook for global growth, the Fund remained cautious of lower-rated less-liquid loans. The Fund sought issuers with attractive risk-reward characteristics and superior fundamentals. While the developments during the period bode well for the posture of risk markets going forward, the Fund continues to maintain a high quality bias.

Describe portfolio positioning at period end.

•	At period end, the Fund held 87% of its total portfolio in floating rate loan interests (bank loans), 10% in corporate bonds, with the remainder in asset-backed securities and common stocks. The Fund’s largest sector exposures included wireless, non-captive diversified financials and chemicals. The Fund ended the period with economic leverage at 22% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Defined Opportunity Credit Trust

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Yield on Closing Market Price as of February 29, 2012 ($13.45)[1]	5.89%
Current Monthly Distribution per Common Share[2]	$0.066
Current Annualized Distribution per Common Share[2]	$0.792
Economic Leverage as of February 29, 2012[3]	22%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$13.45	$12.65	6.32%	$13.58	$11.59
Net Asset Value	$13.90	$13.17	5.54%	$13.90	$12.93

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Floating Rate Loan Interests	87%	86%
Corporate Bonds	10	11
Asset-Backed Securities	2	2
Common Stocks	1	—
Other Interests	—	1

Credit Quality Allocations4

	2/29/12	8/31/11
BBB/Baa	11%	12%
BB/Ba	44	33
B	45	55

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	5

Fund Summary as of February 29, 2012	BlackRock Diversified Income Strategies Fund, Inc.

Investment Objective

BlackRock Diversified Income Strategies Fund, Inc.’s (DVF) (the “Fund”) investment objective is to provide shareholders with high current income. The Fund seeks to achieve its investment objective by investing primarily in floating rate debt securities and instruments, including floating rate loans, bonds, certain preferred securities (including certain convertible preferred securities), notes or other debt securities or instruments which pay a floating or variable rate of interest until maturity. The Fund considers floating rate debt securities to include fixed rate debt securities held by the Fund where the Fund has entered into certain derivative transactions at either the portfolio level or with respect to an individual security held by the Fund, including interest rate swap agreements, in an attempt to convert the fixed rate payments it receives with respect to such securities into floating rate payments. The Fund may invest, under normal market conditions, a substantial portion of its assets in below investment grade quality securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended February 29, 2012, the Fund returned 6.70% based on market price and 8.73% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 12.07% based on market price and 8.96% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher-quality loan instruments had a positive impact on the Fund’s performance. The Fund’s tactical exposure to high yield bonds also contributed positively as the asset class outperformed loans during the period. Selection in the electric, chemicals and transportation services sectors boosted returns. The Fund’s use of leverage was an additional contributor.
•	Detracting from performance was security selection among lower-quality loan instruments, an area of the market that generally carried a less favorable risk-return profile during the period. Selection within the independent energy and non-cable media sectors also had a negative impact on returns.

Describe recent portfolio activity.

•	The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term solution for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.
•	During the period, the Fund maintained its focus on the higher quality portions of the loan market in terms of loan structure, liquidity and overall credit quality. Given the weak outlook for global growth, the Fund remained cautious of lower-rated less-liquid loans. The Fund sought issuers with attractive risk-reward characteristics and superior fundamentals. While the developments during the period bode well for the posture of risk markets going forward, the Fund continues to maintain a high quality bias.

Describe portfolio positioning at period end.

•	At period end, the Fund held 83% of its total portfolio in floating rate loan interests (bank loans), 12% in corporate bonds, with the remainder in asset-backed securities, common stocks and other interests. The Fund’s largest sector exposures included cable media, chemicals and wireless. The Fund ended the period with economic leverage at 23% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Diversified Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	DVF
Initial Offering Date	January 31, 2005
Yield on Closing Market Price as of February 29, 2012 ($10.12)[1]	6.94%
Current Monthly Distribution per Common Share[2]	$0.0585
Current Annualized Distribution per Common Share[2]	$0.7020
Economic Leverage as of February 29, 2012[3]	23%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$10.12	$ 9.84	2.85%	$10.22	$8.84
Net Asset Value	$10.68	$10.19	4.81%	$10.68	$9.95

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Floating Rate Loan Interests	83%	80%
Corporate Bonds	12	14
Asset-Backed Securities	2	2
Common Stocks	2	2
Other Interests	1	2

Credit Quality Allocations4

	2/29/12	8/31/11
BBB/Baa	8%	8%
BB/Ba	44	30
B	36	47
CCC/Caa	7	8
Not Rated	5	7

[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	7

Fund Summary as of February 29, 2012	BlackRock Floating Rate Income Strategies Fund, Inc.

Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended February 29, 2012, the Fund returned 12.69% based on market price and 8.76% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 12.07% based on market price and 8.96% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher-quality and non-rated floating rate loans and common stock had a positive impact on the Fund’s performance. Selection in the chemicals and electric sectors also boosted returns. The Fund’s tactical exposure to high yield bonds contributed positively as the asset class outperformed loans given improving investor demand for riskier assets over the six-month period.
•	Detracting from performance was security selection among lower-quality loan instruments, an area of the market that generally carried a less favorable risk-return profile during the period. The Fund’s exposure to the paper sector had a negative effect on returns, as did a tactical allocation to asset-backed securities via collateralized loan obligations.

Describe recent portfolio activity.

•	The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down. However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term solution for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.
•	During the period, the Fund maintained its focus on the higher quality portions of the loan market in terms of loan structure, liquidity and overall credit quality. Given the weak outlook for global growth, the Fund remained cautious of lower-rated less-liquid loans. The Fund sought issuers with attractive risk-reward characteristics and superior fundamentals. While the developments during the period bode well for the posture of risk markets going forward, the Fund continues to maintain a high quality bias.

Describe portfolio positioning at period end.

•	At period end, the Fund held 83% of its total portfolio in floating rate loan interests (bank loans), 13% in corporate bonds, with the remainder in asset-backed securities and common stocks. The Fund’s largest sector exposures included wireless, non-captive diversified financials and chemicals. The Fund ended the period with economic leverage at 22% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Yield on Closing Market Price as of February 29, 2012 ($14.52)[1]	6.36%
Current Monthly Distribution per Common Share[2]	$0.077
Current Annualized Distribution per Common Share[2]	$0.924
Economic Leverage as of February 29, 2012[3]	22%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$14.52	$13.33	8.93%	$14.60	$12.33
Net Asset Value	$14.76	$14.04	5.13%	$14.76	$13.74

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	2/29/12	8/31/11
Floating Rate Loan Interests	83%	81%
Corporate Bonds	13	15
Asset-Backed Securities	3	3
Common Stocks	1	—
Other Interests	—	1

Credit Quality Allocations4

	2/29/12	8/31/11
BBB/Baa	9%	9%
BB/Ba	39	36
B	43	49
CCC/Caa	4	3
Not Rated	5	3

4 Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	9

Fund Summary as of February 29, 2012	BlackRock Limited Duration Income Trust

Investment Objective

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities and asset-backed securities and US Government and agency securities;
•	senior, secured floating rate loans made to corporate and other business entities; and
•	US dollar-denominated securities of US and non-US issuers rated below investment grade, and to a limited extent, non-US dollar denominated securities of non-US issuers rated below investment grade.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six months ended February 29, 2012, the Fund returned 10.48% based on market price and 8.20% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 13.38% based on market price and 10.05% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher-quality credit instruments had a positive impact on the Fund’s performance. Selection in the consumer services and electric sectors also boosted returns. The Fund’s tactical exposure to equity securities was rewarding as equities outperformed high yield debt amid improving investor demand for riskier assets over the six-month period.
•	The Fund differs from its Lipper category competitors, which invest primarily in high yield bonds, in that the Fund also invests in floating rate loan interests (bank loans), investment grade credits and securitized assets. While the Fund’s allocations to these other asset classes did not detract from performance on an absolute basis, they underperformed high yield bonds for the period. Security selection in the non-cable media and paper sectors pared the Fund’s gains for the period.

Describe recent portfolio activity.

•	In the early part of the period, as the outlook for global growth worsened and the potential for further spreading of the ongoing debt crisis in Europe increased, the Fund shifted its positioning to a more conservative posture. Specifically, the Fund reduced positions in the more cyclical credits and increased exposure to market sectors with more stable cash flows.
•	However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term solution for the financial markets and mitigated the risk of a collapse in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets. Given these developments, the Fund maintained its higher-quality income-oriented bias, but started selectively adding back some risk in names with appealing risk-reward characteristics. Despite this modest shift to “risk-on,” the Fund continued to seek issuers with superior fundamentals while avoiding higher-beta credits (i.e., those with higher sensitivity to market volatility) and the more economically sensitive areas of the market.

Describe portfolio positioning at period end.

•	At period end, the Fund held 45% of its total portfolio in corporate bonds, 31% in floating rate loan interests (bank loans), 11% in non-agency mortgage-backed securities, with the remainder in US Government sponsored agency securities, asset-backed securities, common stocks and taxable municipal bonds. The Fund’s largest sector exposures included cable media, independent energy and chemicals. The Fund ended the period with economic leverage at 27% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

BlackRock Limited Duration Income Trust

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Yield on Closing Market Price as of February 29, 2012 ($16.96)[1]	7.43%
Current Monthly Distribution per Common Share[2]	$0.105
Current Annualized Distribution per Common Share[2]	$1.260
Economic Leverage as of February 29, 2012[3]	27%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/29/12	8/31/11	Change	High	Low
Market Price	$16.96	$16.01	5.93%	$17.33	$15.00
Net Asset Value	$17.14	$16.52	3.75%	$17.14	$15.92

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond and US government securities investments:

Portfolio Composition

	2/29/12	8/31/11
Corporate Bonds	45%	40%
Floating Rate Loan Interests	31	31
Non-Agency Mortgage-Backed Securities	11	10
US Government Sponsored Agency Securities	6	11
Asset-Backed Securities	4	5
Common Stocks	2	1
Taxable Municipal Bonds	1	1
Other Interests	—	1

Credit Quality Allocations4

	2/29/12	8/31/11
AAA/Aaa[5]	12%	17%
AA/Aa	2	2
A	7	5
BBB/Baa	15	15
BB/Ba	33	26
B	25	27
CCC/Caa	5	7
D	—	1
Not Rated	1	—

[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency securities and US Treasury Obligations, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	11

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by borrowing through a credit facility or through entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Fund’s long-term investments, and therefore the Fund’s shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Fund pays higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ borrowings does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage from borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue senior securities representing indebtedness up to 33 1/3% of their total managed assets (each Fund’s net assets plus the proceeds of any outstanding borrowings). If the Funds segregate liquid assets having a value not less than the repurchase price (including accrued interest), a reverse repurchase agreement will not be considered a senior security and therefore will not be subject to this limitation. In addition, each Fund voluntarily limits its aggregate economic leverage to 50% of its managed assets. As of February 29, 2012, the Funds had aggregate economic leverage from any reverse repurchase agreements and borrowings through a credit facility as a percentage of their total managed assets as follows:

Percent of Economic Leverage
BHL	22%
DVF	23%
FRA	22%
BLW	27%

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ARES CLO Funds, Series 2005-10A, Class B,
0.95%, 9/18/17 (a)(b)	USD	250	$231,345
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
1.04%, 6/19/21 (a)(b)		345	293,350
Flagship CLO, Series 2006-1A, Class B,
0.91%, 9/20/19 (a)(b)		1,000	772,500
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.96%, 12/20/20 (a)(b)		500	425,000
Gannett Peak CLO Ltd., Series 2006-1X, Class A2,
0.92%, 10/27/20 (b)		265	213,988
Goldman Sachs Asset Management CLO Plc,
Series 2007-1A, Class B, 1.00%, 8/01/22 (a)(b)		580	464,000
Landmark CDO Ltd., Series 2006-8A, Class B,
0.92%, 10/19/20 (a)(b)		495	414,404
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.52%, 12/21/17 (a)(b)		260	234,260
Portola CLO Ltd., Series 2007-1X, Class B1,
1.95%, 11/15/21 (b)		350	300,125
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
1.17%, 7/15/19 (a)(b)		300	260,175
Total Asset-Backed Securities — 2.9%			3,609,147

Common Stocks (c)		Shares
Auto Components — 0.8%
Delphi Automotive Plc (180-day lock)
(acquired 11/17/11, cost $176,777) (d)		30,737	958,994
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		20,020	196,180
Software — 0.0%
HMH Holdings/EduMedia		53,267	13,317
Total Common Stocks — 0.9%			1,168,491

		Par
Corporate Bonds		(000)
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2011-2,
Class A, 8.63%, 4/15/23	USD	129	136,740
Delta Air Lines, Inc., Series 2009-1-B, Class B,
9.75%, 6/17/18		55	58,663
			195,403
Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		785	822,287
8.00%, 1/15/18 (a)		340	360,400
			1,182,687
Chemicals — 0.6%
CF Industries, Inc., 6.88%, 5/01/18		415	488,662
Ineos Finance Plc, 8.38%, 2/15/19 (a)		110	116,875
Lyondell Chemical Co., 11.00%, 5/01/18		130	142,256
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		45	49,388
			797,181

		Par
Corporate Bonds		(000)	Value

Commercial Banks — 0.2%
CIT Group, Inc.:
7.00%, 5/02/16 (a)	USD	180	$180,225
7.00%, 5/02/17 (a)		130	130,163
			310,388
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 4.05%, 2/01/15 (b)		65	64,756
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		340	355,200
			419,956
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		325	347,750
Containers & Packaging — 0.1%
Graphic Packaging International, Inc., 9.50%, 6/15/17		100	111,250
Diversified Financial Services — 1.1%
Ally Financial, Inc., 2.73%, 12/01/14 (b)		1,025	959,330
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	69,113
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19	USD	120	126,900
6.88%, 2/15/21		185	196,100
			1,351,443
Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%, 4/01/16		140	145,950
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		400	429,000
Tenet Healthcare Corp., 6.25%, 11/01/18 (a)		185	197,256
			626,256
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	1,011,500
Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International:
10.38%, 5/15/14		175	199,062
11.13%, 11/15/17		390	443,625
			642,687
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17		715	779,350
Independent Power Producers & Energy Traders — 2.0%
Calpine Corp., 7.25%, 10/15/17 (a)		545	577,700
Energy Future Holdings Corp., 10.00%, 1/15/20		370	400,062
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		1,355	1,471,869
			2,449,631
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (a)(e)		80	82,200
Media — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		105	117,075
CCH II LLC, 13.50%, 11/30/16		500	575,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		185	202,575
Series B, 9.25%, 12/15/17		850	935,000
Unitymedia Hessen GmbH & Co. KG,
8.13%, 12/01/17 (a)		500	542,500
			2,372,150

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar	GO	General Obligation Bonds
	EUR	Euro	USD	US Dollar
	GBP	British Pound

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)	USD	126	$134,820
Paper & Forest Products — 0.3%
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16 (a)		155	159,263
Verso Paper Holdings LLC, 11.50%, 7/01/14		180	183,600
			342,863
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		185	188,700
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		165	170,363
Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc., 7.75%, 5/15/16		1,125	1,198,125
Sprint Nextel Corp. (a):
9.00%, 11/15/18		290	323,350
7.00%, 3/01/20		550	558,937
			2,080,412
Total Corporate Bonds — 12.5%			15,742,940

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.6%
DynCorp International, Term Loan B, 6.25%, 7/07/16		326	324,524
SI Organization, Inc., New Term Loan B,
4.50%, 11/22/16		419	401,072
TransDigm, Inc.:
Add on Term Loan B2, 4.00%, 2/14/17		180	180,149
Term Loan (First Lien), 4.00%, 2/14/17		842	840,759
Wesco Aircraft Hardware Corp., Term Loan B,
4.25%, 4/07/17		294	293,325
			2,039,829
Airlines — 0.8%
Delta Air Lines, Inc., Credit New Term Loan B,
5.50%, 4/20/17		1,067	1,041,761
Auto Components — 2.6%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		1,419	1,402,833
Autoparts Holdings Ltd., First Lien Term Loan,
6.50%, 7/28/17		648	649,996
Federal-Mogul Corp.:
Term Loan B, 2.19% – 2.20%, 12/29/14		275	262,844
Term Loan C, 2.19% – 2.20%, 12/28/15		140	134,104
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		480	481,402
UCI International, Inc., Term Loan, 5.50%, 7/26/17		347	347,366
			3,278,545
Biotechnology — 0.7%
Grifols SA, Term Loan B, 4.50%, 6/1/17		868	866,443
Building Products — 3.2%
Armstrong World Industries, Inc., Term Loan B,
4.00%, 3/19/18		447	444,812
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		792	748,440
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/28/16		2,094	2,104,553
Momentive Performance Materials, Inc. (Blitz 06-103
GmbH), Tranche B-2B Term Loan, 4.08%, 5/05/15	EUR	563	710,195
			4,008,000
Capital Markets — 1.8%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	61	61,446
HarbourVest Partners, Term Loan (First Lien),
6.25%, 12/16/16		838	838,853

		Par
Floating Rate Loan Interests (b)		(000)	Value

Capital Markets (concluded)
Nuveen Investments, Inc., Incremental Term Loan,
7.25%, 5/13/17	USD	160	$161,120
Nuveen Investments, Inc. (First Lien):
3.30% – 3.58%, 11/13/14		391	388,468
5.74% – 5.83%, 5/12/17		782	780,021
			2,229,908
Chemicals — 5.0%
American Rock Salt Holdings LLC, Term Loan B,
5.50%, 4/25/17		610	567,273
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		429	430,341
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		750	752,347
Gentek, Inc., Term Loan B, 5.00% – 5.75%, 10/06/15		491	488,055
MDI Holdings LLC, Term Loan B, 2.24%, 4/11/14		446	443,147
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		571	561,888
Polyone Corp., Term Loan, 5.00%, 12/20/17		185	185,278
PQ Corp., Original Term Loan (First Lien),
3.50%, 7/30/14		706	688,474
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17		506	456,469
Tronox Worldwide LLC:
Delayed Draw Term Loan, 1.00%, 2/09/18		176	175,517
Term Loan B, 4.25%, 2/08/18		644	643,564
Univar, Inc., Term Loan B, 5.00%, 6/30/17		934	926,108
			6,318,461
Commercial Services & Supplies — 3.9%
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		697	696,257
ARAMARK Corp.:
Letter of Credit, 3.55%, 7/26/16		23	23,012
Term Loan B, 3.83%, 7/26/16		327	323,984
AWAS Finance Luxembourg Sarl, Term Loan B,
5.25%, 6/10/16		370	368,427
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		825	825,883
International Lease Finance Corp., Term Loan B1,
6.75%, 3/17/15		35	35,058
KAR Auction Services, Inc., Term Loan B,
5.00%, 5/19/17		1,194	1,192,508
Synagro Technologies, Inc., Term Loan B,
2.25% – 2.26%, 4/02/14		866	774,796
Volume Services America, Inc., Term Loan B,
10.50% – 10.75%, 9/16/16		494	495,809
West Corp., Term Loan B4, 4.49% – 4.50%, 7/15/16		197	196,891
			4,932,625
Communications Equipment — 1.3%
Avaya, Inc.:
Term Loan B1, 3.24%, 10/26/14		513	501,799
Term Loan B3, 4.99%, 10/26/17		315	305,478
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		818	817,813
			1,625,090
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B,
5.00%, 6/01/18		363	362,692
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/16/17		750	750,000
			1,112,692
Consumer Finance — 1.6%
Springleaf Finance Corp, Term Loan, 5.50%, 5/10/17		2,135	1,946,287
Containers & Packaging — 1.0%
Berry Plastics Holding Corp., Term Loan C,
2.25%, 4/03/15		500	486,620
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		719	725,996
			1,212,616

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Diversified Consumer Services — 3.3%
Coinmach Corp., Delayed Draw Term Loan,
3.41%, 11/20/14	USD	243	$223,902
Coinmach Service Corp., Term Loan, 3.41%, 11/20/14		1,021	940,249
Laureate Education, Inc., Extended Term Loan,
5.25%, 8/15/18		1,955	1,866,229
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		108	106,332
Term Loan, 2.77% – 3.03%, 7/24/14		1,081	1,067,749
			4,204,461
Diversified Financial Services — 1.9%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		1,217	1,228,416
Tranche C Term Loan, 5.25% – 6.50%, 8/09/18		1,184	1,196,493
			2,424,909
Diversified Telecommunication Services — 4.4%
Hawaiian Telcom Communications, Inc., Term Loan B,
7.00%, 2/25/17		530	528,675
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		813	715,110
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		1,800	1,812,384
Term Loan B3, 5.75%, 8/31/18		550	553,784
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		1,200	1,180,200
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		745	705,845
			5,495,998
Electronic Equipment, Instruments & Components — 1.2%
CDW LLC (FKA CDW Corp.), Extended Term Loan,
4.00%, 7/14/17		816	797,620
Sensata Technologies Finance Co. LLC, Term Loan,
4.00%, 5/11/18		700	698,787
			1,496,407
Energy Equipment & Services — 3.0%
CCS Corp.:
Incremental Term Loan, 6.50%, 10/17/14		350	350,350
Term Loan B, 3.24%, 11/14/14		746	721,878
Dynegy Midwest Generation LLC, Coal Co. Term Loan,
9.25%, 8/04/16		517	513,801
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		581	598,832
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,546	1,542,956
			3,727,817
Food & Staples Retailing — 2.0%
AB Acquisitions UK Topco 2 Ltd., Facility B1,
3.60%, 7/09/15	GBP	900	1,307,801
B&G Foods, Inc., Term Loan B, 4.50%, 11/30/18	USD	175	175,394
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16		215	215,615
U.S. Foodservice, Inc., Term Loan B,
2.74% – 2.75%, 7/03/14		789	760,976
			2,459,786
Food Products — 3.2%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/30/16		948	948,000
11.25%, 9/29/17		550	550,456
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,170	1,147,571
Michaels Foods Group, Inc., Term Loan B,
4.25%, 2/23/18		126	126,084
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.76% – 3.08%, 4/02/14		40	39,569
Tranche D Term Loan, 6.00% – 6.50%, 4/02/14		452	454,616
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% – 6.00%, 7/06/18		280	281,275
Tranche C-2 Term Loan, 5.00% – 6.00%, 7/06/18		521	522,367
			4,069,938

		Par
Floating Rate Loan Interests (b)		(000)	Value

Health Care Equipment & Supplies — 1.8%
Biomet, Inc., Term Loan B, 3.24% – 3.57%, 3/25/15	USD	313	$309,873
DJO Finance LLC, Term Loan, 3.24%, 5/20/14		465	458,692
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		355	354,780
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		349	347,188
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		823	828,492
			2,299,025
Health Care Providers & Services — 4.6%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan,
3.25%, 7/25/14		32	31,999
Non-Extended Term Loan, 2.49% – 4.50%, 7/25/14		639	630,085
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		594	592,331
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		891	893,040
Emergency Medical Services, Term Loan,
5.25%, 5/25/18		773	770,968
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		328	321,325
Tranche A Additional Term Loan, 7.75%, 3/02/15		494	484,188
HCA, Inc., Tranche B-3 Term Loan, 3.49%, 5/01/18		225	221,286
Health Management Associates, Inc., Term Loan B,
4.50%, 11/16/18		270	268,245
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		642	616,734
Incremental Term Loan B-3, 6.75%, 5/15/18		347	333,600
Medpace, Inc., Term Loan, 6.50% – 7.25%, 6/16/17		547	525,360
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Term Loan B, 5.00%, 1/29/16		60	59,700
			5,748,861
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		553	552,978
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		695	706,294
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		399	399,422
			1,658,694
Hotels, Restaurants & Leisure — 5.7%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		570	571,540
Boyd Gaming Corp., Incremental Term Loan,
6.00%, 12/17/15		395	395,924
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		495	508,895
Term Loan B1, 3.24%, 1/28/15		272	254,623
Term Loan B3, 3.24% – 3.47%, 1/28/15		2,272	2,128,487
Dunkin’ Brands, Inc., Term Loan B,
4.00% – 5.25%, 11/23/17		898	894,849
Golden Living, Term Loan, 5.00%, 5/04/18		148	138,807
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		4	4,378
Term Loan B, 2.56%, 6/14/14		46	44,413
Seaworld Parks & Entertainment, Inc., Term Loan B,
4.00%, 8/17/17		619	617,866
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 4.25%, 12/20/18		690	686,985
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		475	428,293
Twin River Worldwide Holdings, Inc., Term Loan,
8.50%, 11/05/15		519	518,890
			7,193,950
Household Products — 0.6%
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/19		690	692,588
Independent Power Producers & Energy Traders — 1.0%
The AES Corp., Term Loan, 4.25%, 6/01/18		993	991,508
Texas Competitive Electric Holdings Co. LLC, Extended
Term Loan, 4.76%, 10/10/17		574	320,236
			1,311,744

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Industrial Conglomerates — 1.6%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14	USD	305	$306,016
Term Loan, 3.76% – 3.84%, 12/03/14		1,763	1,744,049
			2,050,065
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 6.25%, 9/30/16		817	820,345
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		545	532,463
IT Services — 5.4%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		656	620,748
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		3,125	2,803,749
Term Loan B-1, 2.99%, 9/24/14		408	390,334
Term Loan B-3, 2.99%, 9/24/14		149	142,569
infoGROUP, Inc., Term Loan B, 5.75%, 5/25/18		345	322,382
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		494	491,279
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		409	409,997
SunGard Data Systems, Inc. (Solar Capital Corp.),
Tranche B Term Loan, 3.99% – 5.86%, 2/26/16		143	142,470
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		1,457	1,458,471
			6,781,999
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 1.00%, 7/20/13		275	278,352
Machinery — 1.5%
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	60	79,140
Term Loan B, 5.50%, 4/28/17	USD	604	608,025
Tomkins LLC, Term Loan B, 4.25%, 9/23/16		1,169	1,167,792
			1,854,957
Media — 19.2%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		312	310,119
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16		735	688,050
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/18		325	320,674
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		796	791,025
Atlantic Broadband Finance LLC, Term Loan B,
4.00%, 3/08/16		416	413,990
Bresnan Telecommunications Co., LLC, Term Loan,
4.50% – 5.25%, 12/14/17		1,436	1,430,720
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		599	601,917
Catalina Marketing Corp., Term Loan B,
2.99%, 10/01/14		633	615,290
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		425	394,098
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		371	359,138
Cequel Communications LLC, Term Loan B,
4.00%, 2/11/19		1,095	1,083,798
Charter Communications Operating LLC:
Term Loan B, 7.25%, 3/06/14		12	12,302
Term Loan C, 3.83%, 9/06/16		1,046	1,038,206
Clarke American Corp., Term Facility B,
2.74% – 3.08%, 6/30/14		227	207,076
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		1,185	972,506
Term Loan C, 3.89%, 1/28/16		160	126,800
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		615	615,510
Gray Television, Inc., Term Loan B, 3.77%, 12/31/14		640	632,734
HMH Publishing Co. Ltd., Tranche A Term Loan,
6.51%, 6/12/14		604	373,459
Hubbard Broadcasting, Term Loan B (Second Lien),
5.25%, 4/28/17		498	497,913
Intelsat Jackson Holdings SA, Tranche B Term Loan,
5.25%, 4/02/18		2,978	2,972,438
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,315	1,312,104

		Par
Floating Rate Loan Interests (b)		(000)	Value

Media (concluded)
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19	USD	640	$636,800
Knology, Inc., Term Loan B, 4.00%, 8/18/17		246	243,670
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG):
Term Loan B, 3.81%, 3/06/15	EUR	460	533,050
Term Loan C, 4.06%, 3/04/16		460	536,118
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	325	326,625
Mediacom LLC, Term Loan E, 4.50%, 10/23/17		493	487,452
Newsday LLC, Fixed Rate Term Loan:
6.82%, 8/01/13		500	502,710
10.50%, 8/01/13		800	823,000
Nielsen Finance LLC, Class B Dollar Term Loan,
4.01%, 5/02/16		634	635,918
Sinclair Television Group, Inc.:
Incremental Term Loan B3, 4.00%, 10/28/16		130	129,390
Tranche B Term Loan, 4.00%, 10/28/16		421	418,935
Univision Communications, Inc., Extended First Lien
Term Loan, 4.49%, 3/31/17		988	917,193
UPC Broadband Holding B.V., Term Loan U,
4.72%, 12/29/17	EUR	196	256,005
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	585	583,976
Term Loan T, 3.77%, 12/30/16		80	78,660
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		218	217,837
Weather Channel, Term Loan B, 4.25%, 2/13/17		962	962,960
			24,060,166
Metals & Mining — 2.6%
Novelis, Inc., Term Loan, 4.00%, 3/10/17		1,321	1,314,720
SunCoke Energy, Inc., Term Loan B,
4.00% – 5.25%, 7/26/18		448	446,631
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,514	1,507,007
			3,268,358
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc., Term B Advance
(First Lien), 2.75%, 11/01/13		160	150,569
Multiline Retail — 2.5%
99 Cents Only Stores, Term Loan B,
6.00% – 7.00%, 1/11/19		525	528,376
Dollar General Corp., Tranche B-2 Term Loan,
3.00% – 3.33%, 7/07/14		316	315,720
Hema Holding BV, Second Lien Term Loan,
5.69%, 1/05/17	EUR	1,800	2,086,381
The Neiman Marcus Group, Inc., Term Loan,
4.75%, 5/16/18	USD	175	173,600
			3,104,077
Oil, Gas & Consumable Fuels — 1.8%
EquiPower Resources Holdings LLC, Term Loan B,
5.75%, 1/26/18		699	656,731
Gibson Energy, Term Loan B, 5.75%, 6/15/18		796	796,828
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		848	852,184
			2,305,743
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 8.00%, 3/07/13		200	201,500
Pharmaceuticals — 3.9%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		990	981,585
Endo Pharmaceuticals Holdings, Inc., Term Loan B,
4.00%, 6/18/18		162	161,811
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18		830	837,262
Quintiles Transnational Corp., Term Loan B,
5.00%, 6/08/18		592	588,112
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		498	496,624
Taminco Global Chemical Corp., New Term Loan,
6.25%, 2/15/19		290	291,192

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Add on
Term Loan B, 3.75%, 2/08/19	USD	1,050	$1,046,724
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		318	316,854
Term Loan B-2, 4.25%, 3/15/18		159	158,427
			4,878,591
Professional Services — 1.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/03/17		273	274,000
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		850	859,715
Fifth Third Processing Solutions LLC, Term Loan B
(First Lien), 4.50%, 11/03/16		707	707,517
			1,841,232
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		847	842,917
Real Estate Management & Development — 0.8%
Realogy Corp.:
Extended Synthetic Letter of Credit,
3.25%, 10/10/13		25	23,868
Extended Synthetic Letter of Credit,
4.53%, 10/10/16		46	42,868
Extended Term Loan, 4.77%, 10/10/16		1,060	983,229
			1,049,965
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Incremental Term Loan,
6.25%, 9/21/18		484	488,504
RailAmerica, Inc., Term Loan B, 4.00%, 2/27/19		480	478,800
			967,304
Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc., Extended Term Loan B,
4.52%, 12/01/16		439	427,524
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		524	520,020
			947,544
Software — 1.5%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		255	251,601
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 6.29%, 7/28/15		17	16,953
Extended Initial Term Loan, 6.29%, 7/28/15		33	31,922
Extended Initial Term Loan, 6.68%, 7/28/15	EUR	195	244,860
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18	USD	447	446,067
Sophia, LP, Term Loan B, 6.25%, 7/19/18		525	530,470
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		307	304,292
			1,826,165
Specialty Retail — 4.5%
Academy Ltd., Term Loan, 6.00%, 8/03/18		800	799,912
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		60	59,743
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/23/17		431	430,875
Claire’s Stores, Inc., Term Loan B,
2.29% – 3.30%, 5/29/14		197	186,683
General Nutrition Centers, Inc., Term Loan B,
4.25%, 3/02/18		835	832,528
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		300	282,075
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		293	288,586
Michaels Stores, Inc.:
Extended Term Loan B3, 5.13%, 7/29/16		334	332,407
Term Loan B-2, 5.13%, 7/29/16		641	637,137
Petco Animal Supplies, Inc., Term Loan B,
4.50%, 11/24/17		943	938,672
Toys ‘R’ Us Delaware, Inc., Term Loan B1,
6.00%, 9/01/16		907	907,443
			5,696,061

		Par
Floating Rate Loan Interests (b)		(000)	Value

Wireless Telecommunication Services — 2.4%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19	USD	695	$691,838
Digicel International, Tranche A, 3.13%, 3/30/12		235	233,541
MetroPCS Wireless, Inc., Tranche B-2 Term Loan,
4.07% – 4.13%, 11/03/16		765	758,400
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15		934	934,121
Term Loan B, 6.25%, 7/11/16		413	411,469
			3,029,369
Total Floating Rate Loan Interests — 111.5%			139,884,177
Total Long-Term Investments
(Cost — $159,479,952) — 127.8%			160,404,755

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.11% (f)(g)		2,243,014	2,243,014
Total Short-Term Securities
(Cost — $2,243,014) — 1.8%		2,243,014
Total Investments (Cost — $161,722,966) — 129.6%			$162,647,769
Liabilities in Excess of Other Assets — (29.6)%			(37,172,337)
Net Assets — 100.0%			$125,475,432

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Restricted security as to resale. As of report date the Portfolio held 0.8% of its net assets, with a current value of $958,994 and an original cost of $176,777 in these securities.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$82,200	$ 2,200

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	2,230,753	12,261	2,243,014	$ 278

(g)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	99,390	CAD	101,500	Royal Bank
				of Scotland Plc	4/11/12	$(3,101)
USD	1,181,882	GBP	771,000	UBS AG	4/11/12	(44,353)
EUR	200,000	USD	265,156	Deutsche Bank
				AG London	4/18/12	1,356
EUR	190,000	USD	247,648	Royal Bank
				of Scotland Plc	4/18/12	5,538
USD	4,093,702	EUR	3,187,000	Citibank NA	4/18/12	(153,170)
USD	455,932	EUR	350,000	Royal Bank
				of Scotland Plc	4/18/12	(10,464)
Total						$(204,194)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	17

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed
Securities	—	$1,199,274	$2,409,873	$3,609,147
Common Stocks	—	958,995	209,496	1,168,491
Corporate Bonds	—	15,742,940	—	15,742,940
Floating Rate
Loan Interests	—	132,579,459	7,304,718	139,884,177
Short-Term
Securities	$2,243,014	—	—	2,243,014
Total	$2,243,014	$150,480,668	$9,924,087	$162,647,769

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$6,894	—	$6,894
Liabilities:
Foreign currency
exchange
contracts	—	(211,088)	—	(211,088)
Total	—	$(204,194)	—	$(204,194)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$2,378,561	$106,534	$10,822,191	$13,307,286
Accrued discounts/premiums	20,234	—	9,960	30,194
Net realized gain (loss)	—	—	8,884	8,884
Net change in unrealized appreciation/depreciation[2]	11,078	(105,493)	(86,118)	(180,533)
Purchases	—	—	515,497	515,497
Sales	—	—	(542,817)	(542,817)
Transfers in3	—	208,455	1,773,414	1,981,869
Transfers out[3]	—	—	(5,196,293)	(5,196,293)
Balance, as of February 29, 2012	$2,409,873	$209,496	$7,304,718	$9,924,087

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(179,643).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
February 29, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ARES CLO Funds, Series 2005-10A, Class B,
0.95%, 9/18/17 (a)(b)	USD	250	$231,345
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
1.04%, 6/19/21 (a)(b)		365	310,356
Chatham Light CLO Ltd., Series 2005-2A, Class A2,
0.94%, 8/03/19 (a)(b)		850	728,875
Flagship CLO, Series 2006-1A, Class B,
0.91%, 9/20/19 (a)(b)		1,000	772,500
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.96%, 12/20/20 (a)(b)		500	425,000
Gannett Peak CLO Ltd., Series 2006-1X, Class A2,
0.92%, 10/27/20 (b)		280	226,100
Landmark CDO Ltd., Series 2006-8A, Class B,
0.92%, 10/19/20 (a)(b)		525	439,519
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.52%, 12/21/17 (a)(b)		275	247,775
Portola CLO Ltd., Series 2007-1X, Class B1,
1.95%, 11/15/21 (b)		370	317,275
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
1.17%, 7/15/19 (a)(b)		320	277,520
Total Asset-Backed Securities — 3.0%			3,976,265

Common Stocks (c)		Shares
Auto Components — 0.8%
Delphi Automotive Plc (180-day lock)
(acquired 11/17/11, cost $189,716) (d)		32,726	1,021,064
Diversified Financial Services — 1.0%
Kcad Holdings I Ltd.	144,281,996		1,320,902
Electrical Equipment — 0.0%
Medis Technologies Ltd.	176,126		881
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		688	69
Metals & Mining — 0.1%
Euramax International		468	135,575
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)	275,167		433,837
Software — 0.0%
Bankruptcy Management Solutions, Inc.		536	11
HMH Holdings/EduMedia		45,526	11,381
			11,392
Total Common Stocks — 2.2%			2,923,720

		Par
Corporate Bonds		(000)
Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2011-2,
Class A, 8.63%, 4/15/23	USD	133	140,980
Delta Air Lines, Inc., Series 2009-1-B, 9.75%, 6/17/18		55	58,663
United Air Lines, Inc., 12.75%, 7/15/12		295	304,936
			504,579
Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		735	769,912
8.00%, 1/15/18 (a)		330	349,800
			1,119,712

		Par
Corporate Bonds		(000)	Value

Capital Markets — 0.1%
E*Trade Financial Corp., 3.98%, 8/31/19 (a)(e)(f)	USD	83	$78,539
KKR Group Finance Co., 6.38%, 9/29/20 (a)		80	85,137
			163,676
Chemicals — 0.6%
CF Industries, Inc., 6.88%, 5/01/18		445	523,987
Ineos Finance Plc, 8.38%, 2/15/19 (a)		115	122,188
Lyondell Chemical Co., 11.00%, 5/01/18		137	150,463
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		40	43,900
			840,538
Commercial Banks — 0.2%
CIT Group, Inc.:
7.00%, 5/01/16		27	26,628
7.00%, 5/02/16 (a)		130	130,162
7.00%, 5/02/17 (a)		140	140,175
Glitnir Banki HF, 6.38%, 9/25/12 (c)(f)(g)		365	—
			296,965
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 4.05%, 2/01/15 (b)		65	64,756
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		343	358,034
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		14	13,300
			436,090
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		350	374,500
Containers & Packaging — 0.4%
Graphic Packaging International, Inc., 9.50%, 6/15/17		105	116,812
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	160	228,090
7.75%, 11/15/19		135	193,800
			538,702
Diversified Financial Services — 1.5%
Ally Financial, Inc.:
7.50%, 12/31/13	USD	20	21,300
2.73%, 12/01/14 (b)		750	701,949
7.50%, 9/15/20		160	176,200
8.00%, 11/01/31		70	78,137
8.00%, 11/01/31		80	86,804
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		66	70,373
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16		300	319,500
8.75%, 10/15/16	EUR	200	283,114
6.88%, 2/15/21	USD	195	206,700
			1,944,077
Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%, 4/01/16		180	187,650
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		420	450,450
Tenet Healthcare Corp., 6.25%, 11/01/18 (a)		195	207,919
			658,369
Health Care Technology — 0.6%
IMS Health, Inc., 12.50%, 3/01/18 (a)		700	833,000
Hotels, Restaurants & Leisure — 1.1%
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20 (a)		192	168,960
MGM Resorts International:
10.38%, 5/15/14		390	443,625
11.13%, 11/15/17		390	443,625

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
5.15%, 9/01/14 (b)	USD	665	$340,812
9.88%, 9/01/14		145	83,013
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14 (c)(g)		120	—
			1,480,035
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17		500	545,000
Independent Power Producers & Energy Traders — 1.9%
Calpine Corp., 7.25%, 10/15/17 (a)		575	609,500
Energy Future Holdings Corp., 10.00%, 1/15/20		370	400,062
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		1,355	1,471,869
			2,481,431
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		722	770,275
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (a)(h)		85	87,338
Media — 2.6%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		110	122,650
CCH II LLC, 13.50%, 11/30/16		500	575,000
Checkout Holding Corp., 10.68%, 11/15/15 (a)(e)		325	146,250
Clear Channel Worldwide Holdings, Inc., Series B,
9.25%, 12/15/17		884	972,400
CSC Holdings LLC, 8.50%, 4/15/14		180	199,800
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		300	330,000
Unitymedia Hessen GmbH & Co. KG,
8.13%, 12/01/17 (a)		1,000	1,085,000
			3,431,100
Metals & Mining — 0.0%
RathGibson, Inc., 11.25%, 2/15/14 (c)(g)		1,390	—
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (b)		215	235,965
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		135	144,450
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(i)		296	215,867
Clearwater Paper Corp., 10.63%, 6/15/16		190	215,887
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16 (a)		165	169,538
Verso Paper Holdings LLC:
11.50%, 7/01/14		144	146,880
Series B, 4.30%, 8/01/14 (b)		170	117,725
			865,897
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		195	198,900
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		175	180,687
Wireless Telecommunication Services — 2.0%
Cricket Communications, Inc., 7.75%, 5/15/16		850	905,250
Digicel Group Ltd. (a):
9.13%, 1/15/15		279	284,580
8.25%, 9/01/17		255	270,300
iPCS, Inc., 2.67%, 5/01/13 (b)		200	192,500
Sprint Nextel Corp. (a):
9.00%, 11/15/18		390	434,850
7.00%, 3/01/20		585	594,506
			2,681,986
Total Corporate Bonds — 15.9%			21,000,922

		Par
Floating Rate Loan Interests (b)		(000)	Value

Aerospace & Defense — 1.6%
DynCorp International, Term Loan B,
6.25% – 6.75%, 7/07/16	USD	324	$322,665
SI Organization, Inc., New Term Loan B,
4.50%, 11/22/16		418	400,118
TransDigm, Inc.:
Add on Term Loan B2, 4.00%, 2/14/17		190	190,158
Term Loan (First Lien), 4.00%, 2/14/17		891	890,216
Wesco Aircraft Hardware Corp., Term Loan B,
4.25%, 4/07/17		337	336,469
			2,139,626
Airlines — 0.8%
Delta Air Lines, Inc., Credit New Term Loan B,
5.50%, 4/20/17		1,063	1,037,421
Auto Components — 2.6%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		1,467	1,450,330
Autoparts Holdings, Ltd., First Lien Term Loan,
6.50%, 7/28/17		698	699,996
Federal-Mogul Corp.:
Term Loan B, 2.19% – 2.20%, 12/29/14		313	299,323
Term Loan C, 2.19% – 2.20%, 12/28/15		160	152,716
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		480	481,402
UCI International, Inc., Term Loan, 5.50%, 7/26/17		347	347,366
			3,431,133
Biotechnology — 0.7%
Grifols Inc., Term Loan B, 4.50%, 6/1/17		918	916,374
Building Products — 2.9%
Armstrong World Industries, Inc., Term Loan B,
4.00%, 3/09/18		571	568,370
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		842	795,217
Goodman Global Holdings, Inc., Initial Term Loan
(First Lien), 5.75%, 10/28/16		2,094	2,104,554
Momentive Performance Materials, Inc. (Blitz 06-103
GmbH), Tranche B-2B Term Loan, 4.08%, 5/05/15	EUR	315	397,326
			3,865,467
Capital Markets — 1.7%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	70	70,154
HarbourVest Partners, Term Loan (First Lien),
6.25%, 12/16/16		838	838,853
Nuveen Investments, Inc.:
(First Lien), Term Loan, 3.30% – 3.58%, 11/13/14		438	435,132
Extended Term Loan, 5.74% – 5.83%, 5/12/17		862	859,685
Incremental Term Loan, 7.25%, 5/13/17		85	85,595
			2,289,419
Chemicals — 4.7%
American Rock Salt Holdings LLC, Term Loan B,
5.50%, 4/25/17		605	562,615
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		419	420,333
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		700	702,191
Gentek, Inc., Term Loan B, 5.00% – 5.75%, 10/06/15		518	514,752
MDI Holdings LLC, Tranche C Term Loan,
2.76%, 4/11/14	EUR	219	283,687
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	596	586,317
PolyOne Corp., Term Loan, 5.00%, 12/20/17		195	195,293
PQ Corp., Original Term Loan (First Lien),
3.50%, 7/30/14		697	679,573
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17		541	487,487
Tronox Worldwide LLC:
Delayed Draw Term Loan, 1.00%, 2/09/18		185	185,150
Term Loan B, 4.25%, 2/08/18		680	678,882
Univar, Inc., Term Loan B, 5.00%, 6/30/17		988	979,784
			6,276,064

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Commercial Services & Supplies — 3.6%
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15	USD	790	$789,091
ARAMARK Corp.:
Letter of Credit, 3.55%, 7/26/16		17	16,503
Extended Term Loan B, 3.83%, 7/26/16		234	231,786
AWAS Finance Luxembourg Sarl, Term Loan B,
5.25%, 6/10/16		413	411,650
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		925	925,990
International Lease Finance Corp., Term Loan B1,
6.75%, 3/17/15		40	40,067
KAR Auction Services, Inc., Term Loan B,
5.00%, 5/19/17		1,244	1,242,195
Synagro Technologies, Inc., Term Loan B,
2.25% – 2.26%, 4/02/14		636	568,892
Volume Services America, Inc., Term Loan B,
10.50% – 10.75%, 9/16/16		494	495,809
			4,721,983
Communications Equipment — 1.2%
Avaya, Inc.:
Term Loan B1, 3.24%, 10/24/14		548	535,749
Term Loan B3, 4.99%, 10/26/17		330	320,024
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		768	768,024
			1,623,797
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B,
5.00%, 6/01/18		433	432,176
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/16/17		800	800,000
			1,232,176
Consumer Finance — 1.6%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		2,270	2,069,355
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		763	770,749
Diversified Consumer Services — 3.1%
Coinmach Service Corp., Term Loan B,
3.41%, 11/20/14		1,336	1,230,110
Laureate Education, Inc., Extended Term Loan,
5.25%, 8/15/18		1,903	1,816,711
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		103	101,514
Term Loan, 2.77% – 3.03%, 7/24/14		1,032	1,019,372
			4,167,707
Diversified Financial Services — 1.5%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		565	569,629
Tranche C Term Loan, 5.25% – 6.50%, 8/09/18		1,382	1,395,908
			1,965,537
Diversified Telecommunication Services — 4.6%
Hawaiian Telcom Communications, Inc.,
Term Loan B, 9.00%, 2/25/17		1,105	1,102,238
Integra Telecom Holdings, Inc., Term Loan B,
9.25%, 4/15/15		813	715,110
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		1,700	1,711,696
Term Loan B3, 5.75%, 8/31/18		750	755,160
Tranche A Term Loan, 2.51% – 2.83%, 3/13/14		1,175	1,155,612
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		745	705,845
			6,145,661

		Par
Floating Rate Loan Interests (b)		(000)	Value

Electronic Equipment, Instruments & Components — 1.2%
CDW LLC (FKA CDW Corp.), Extended Term Loan,
4.00%, 7/14/17	USD	851	$831,620
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.52%, 10/01/14		24	23,590
Term Loan A-3, 2.49%, 10/01/14		20	20,220
Sensata Technologies Finance Co., LLC, Term Loan,
4.00%, 5/11/18		740	738,453
			1,613,883
Energy Equipment & Services — 2.9%
CCS Corp.:
Incremental Term Loan, 6.50%, 10/17/14		370	370,370
Term Loan B, 3.24%, 11/14/14		796	770,516
Dynegy Midwest Generation LLC., Coal Co. Term Loan,
9.25%, 8/04/16		484	481,730
Dynegy Power LLC., Gas Co. Term Loan, 9.25%, 8/04/16		613	632,101
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,596	1,592,728
			3,847,445
Food & Staples Retailing — 1.8%
AB Acquisitions UK Topco 2 Ltd., Facility B1,
3.60%, 7/09/15	GBP	750	1,089,834
B&G Foods, Inc., Term Loan B, 4.50%, 11/30/18	USD	185	185,416
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50%, 2/11/16		245	245,122
U.S. Foodservice, Inc., Term Loan B,
2.74% – 2.75%, 7/03/14		834	805,262
			2,325,634
Food Products — 3.1%
Advance Pierre Foods:
Term Loan (First Lien), 5.50%, 9/30/16		919	918,536
Term Loan (Second Lien), 11,25%, 9/29/17		550	550,456
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,235	1,210,716
Michaels Foods Group, Inc., Term Loan B,
4.25%, 2/23/18		107	106,843
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.76% – 3.08%, 4/02/14		45	44,515
Tranche D Term Loan, 6.00% – 6.50%, 4/02/14		494	496,950
Solvest, Ltd. (Dole):
Tranche B-2 Term Loan, 5.00%, 7/06/18		266	267,241
Tranche C-2 Term Loan, 5.00% – 6.00%, 7/06/18		495	496,306
			4,091,563
Health Care Equipment & Supplies — 1.7%
Biomet, Inc., Term Loan B, 3.24% – 3.57%, 3/25/15		194	191,826
DJO Finance LLC, Term Loan B, 3.24%, 5/20/14		488	481,261
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		380	379,764
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		369	367,063
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		873	878,704
			2,298,618
Health Care Providers & Services — 4.3%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 3.25%, 7/25/14		28	27,718
Non-Extended Term Loan, 2.49% – 4.50%, 7/25/14		545	537,660
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		594	592,331
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		792	793,814
Emergency Medical Services, Term Loan,
5.25%, 5/25/18		813	810,117
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		328	321,325
Tranche A Additional Term Loan, 7.75%, 3/02/15		523	512,432
HCA, Inc.:
Tranche B-1 Term Loan, 3.49%, 5/01/18		104	101,827
Tranche B-2 Term Loan, 3.83%, 3/31/17		57	55,951
Health Management Associates, Inc., Term Loan B,
4.50%, 11/16/18		275	273,212

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	21

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Health Care Providers & Services (concluded)
inVentiv Health, Inc.:
Combined Term Loan B, 6.50%, 8/04/16	USD	579	$556,606
Incremental Term Loan B-3, 6.75%, 5/15/18		496	476,400
Medpace, Inc., Term Loan, 6.50% – 7.25%, 6/16/17		597	573,120
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Term Loan B, 5.00%, 1/29/16		65	64,675
			5,697,188
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		583	583,711
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		765	777,431
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		395	394,666
			1,755,808
Hotels, Restaurants & Leisure — 5.6%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		595	596,341
Boyd Gaming Corp., Incremental Term Loan,
6.00%, 12/17/15		425	425,995
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		637	655,050
Term Loan B-3, 3.24%, 1/28/15		103	96,899
Term Loan B-3, 3.24% – 3.47%, 1/28/15		2,556	2,395,108
Dunkin’ Brands, Inc., Term Loan B,
4.00% – 5.25%, 11/23/17		917	914,582
Golden Living, Term Loan, 5.00%, 5/04/18		153	143,500
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		4	4,378
Term Loan B, 2.56%, 6/14/14		46	44,412
SeaWorld Parks & Entertainment, Inc., Term Loan B,
4.00%, 8/17/17		657	656,133
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 4.25%, 12/20/18		735	731,788
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		500	450,835
Twin River Worldwide Holdings, Inc., Term Loan,
8.50%, 11/05/15		363	363,484
			7,478,505
Household Products — 0.5%
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/19		725	727,719
Independent Power Producers & Energy Traders — 1.0%
The AES Corp., Term Loan, 4.25%, 6/01/18		993	991,508
Texas Competitive Electric Holdings Co. LLC, Extended
Term Loan, 4.76%, 10/10/17		594	331,427
			1,322,935
Industrial Conglomerates — 1.4%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		320	321,066
Term Loan, 3.76% – 3.84%, 12/03/14		1,597	1,579,316
			1,900,382
Insurance — 0.6%
CNO Financial Group, Inc., Term Loan B,
6.25%, 9/30/16		817	820,345
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		575	561,507
IT Services — 5.1%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		694	656,062
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		3,284	2,947,233
Term Loan B-1, 2.99%, 9/24/14		407	389,471
Term Loan B-3, 2.99%, 9/24/14		80	76,022
infoGROUP, Inc., Term Loan B, 5.75%, 5/25/18		345	322,382
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		330	329,013
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		434	434,997

		Par
Floating Rate Loan Interests (b)		(000)	Value

IT Services (concluded)
SunGard Data Systems, Inc. (Solar Capital Corp.),
Tranche B Term Loan, 3.99% – 5.88%, 2/26/16	USD	150	$149,593
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		1,457	1,458,472
			6,763,245
Leisure Equipment & Products — 0.6%
Eastman Kodak Co., DIP Term Loan B, 8.50, 7/20/13		290	293,535
EB Sports Corp., Term Loan, 11.50%, 12/31/15		531	520,750
			814,285
Machinery — 1.6%
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	65	85,735
Term Loan B, 5.50%, 4/28/17	USD	639	643,272
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		1,349	1,347,453
			2,076,460
Media — 18.4%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		327	324,943
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16		761	711,790
AMC Entertainment, Inc., Term Loan B3,
4.25%, 2/22/18		350	345,341
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		796	791,025
Atlantic Broadband Finance LLC, Term Loan B,
4.00%, 3/08/16		438	435,779
Bresnan Telecommunications Co., LLC, Term Loan B,
4.50% – 5.25%, 12/14/17		1,361	1,356,717
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		633	636,866
Catalina Marketing Corp., Term Loan B,
2.99%, 10/01/14		668	649,193
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		160	148,300
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		477	461,868
Cequel Communications LLC, Term Loan B,
4.00%, 2/11/19		1,155	1,143,184
Charter Communications Operating LLC:
Term Loan B, 7.25%, 3/06/14		14	14,353
Term Loan C, 3.83%, 9/06/16		1,021	1,012,963
Clarke American Corp., Term Facility B,
2.74% – 3.08%, 6/30/14		197	179,625
Clear Channel Communication:
Term Loan B, 3.89%, 1/28/16		1,565	1,284,349
Term Loan C, 3.89%, 1/28/16		170	134,725
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		550	550,456
Gray Television, Inc., Term Loan B, 3.77%, 12/31/14		680	671,972
HMH Publishing Co., Ltd., Term Loan, 6.51%, 6/12/14		718	443,796
Hubbard Broadcasting, Term Loan B (Second Lien),
5.25%, 4/28/17		498	497,913
Intelsat Jackson Holdings SA, Tranche B Term Loan,
5.25%, 4/02/18		2,978	2,972,438
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,414	1,411,130
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		675	671,625
Knology, Inc., Term Loan B, 4.00%, 8/18/17		320	317,338
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
Facility B1, 3.81%, 3/06/15	EUR	304	351,749
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	345	346,725
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,000	2,057,500
Nielsen Finance LLC, Class B Dollar Term Loan,
4.00%, 5/02/16		675	676,875
Sinclair Television Group, Inc.:
Incremental Term Loan B3, 1.00%, 10/28/16		140	139,343
New Tranche B Term Loan, 4.00%, 10/28/16		579	576,149
Univision Communications, Inc., Extended First Lien
Term Loan, 4.49%, 3/31/17		1,034	960,620
UPC Broadband Holding B.V., Term Loan U,
4.72%, 12/29/17	EUR	209	273,794

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Media (concluded)
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	415	$414,274
Term Loan T, 3.77%, 12/30/16		88	86,860
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		218	217,837
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,027	1,027,556
			24,296,971
Metals & Mining — 2.6%
Novelis, Inc., Incremental Term Loan B2,
4.00%, 3/10/17		1,420	1,413,225
SunCoke Energy, Inc., Term Loan B,
4.00% – 5.25%, 7/26/18		448	446,631
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,566	1,558,824
			3,418,680
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc., Term B Advance
(First Lien), 2.75%, 11/01/13		174	163,466
Multiline Retail — 2.0%
99 Cents Only Stores, Term Loan B,
6.00% – 7.00%%, 1/11/19		550	553,536
Dollar General Corp., Tranche B-2 Term Loan,
3.00% – 3.33%, 7/07/14		270	270,423
Hema Holding BV, Second Lien Term Loan,
5.69%, 1/05/17	EUR	1,400	1,622,741
The Neiman Marcus Group, Inc., New Term Loan,
4.75%, 5/16/18	USD	185	183,520
			2,630,220
Oil, Gas & Consumable Fuels — 1.9%
EquiPower Resources Holdings LLC, Term Loan B,
5.75%, 1/26/18		771	724,669
Gibson Energy, Term Loan B, 5.75%, 6/15/18		846	846,629
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		914	919,049
			2,490,347
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 8.00%, 3/07/13		200	201,500
Pharmaceuticals — 3.9%
Aptalis Pharma, Inc., Term Loan B,
0.75% – 5.50%, 2/10/17		1,040	1,030,664
Endo Pharmaceuticals Holdings, Inc., Term Loan B,
4.00%, 6/18/18		172	171,820
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18		875	882,656
Quintiles Transnational Corp., Term Loan,
5.00%, 6/08/18		687	682,012
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		498	496,624
Taminco Global Chemical Corp., New Term Loan,
6.25%, 2/15/19		305	306,254
Valeant Pharmaceuticals International, Add on
Term Loan B, 3.75%, 2/08/19		1,115	1,111,521
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		318	316,854
Term Loan B-2, 4.25%, 3/15/18		159	158,427
			5,156,832
Professional Services — 1.3%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/03/17		132	132,136
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		925	935,573
Fifth Third Processing Solutions LLC, Term Loan B
(First Lien), 4.50%, 11/03/16		623	623,455
			1,691,164

		Par
Floating Rate Loan Interests (b)		(000)	Value

Real Estate Investment Trusts (REITs) — 0.7%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13	USD	877	$873,021
Real Estate Management & Development — 0.8%
Realogy Corp.:
Extended Letter of Credit Term Loan,
4.53%, 10/10/16 (h)		24	21,809
Extended Synthetic Letter of Credit,
3.25%, 10/10/13		27	25,194
Extended Term Loan, 4.77%, 10/10/16		1,133	1,051,026
			1,098,029
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Incremental Term Loan,
6.25%, 9/21/18		514	518,721
RailAmerica, Inc., Term Loan B, 4.00%, 2/27/19		500	498,750
			1,017,471
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Extended Term Loan B,
4.52%, 12/01/16		365	355,652
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		554	549,733
			905,385
Software — 1.5%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		245	241,734
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 0.00%, 7/28/15		19	18,648
Extended Initial Term Loan, 0.00%, 7/28/15		36	35,114
Extended Initial Term Loan, 1.00%, 7/28/15	EUR	205	257,417
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18	USD	496	495,630
Sophia, LP, Term Loan B, 6.25%, 7/19/18		555	560,783
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		332	328,832
			1,938,158
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18		900	899,901
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		65	64,721
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/23/17		407	406,937
Claire’s Stores, Inc., Term Loan B, 2.99% – 3.30%, 5/29/14		212	200,827
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		895	892,351
The Gymboree Corp., Term Loan B, 5.00%, 2/23/18		310	291,477
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		283	278,770
Michaels Stores, Inc.:
Extended Term Loan B3, 5.13%, 7/29/16		223	221,228
Term Loan B-2, 5.13%, 7/29/16		791	786,045
Petco Animal Supplies, Inc., Term Loan B,
4.50%, 11/24/17		992	987,447
Toys ‘R’ Us Delaware, Inc.:
Term Loan B1, 6.00%, 9/01/16		813	813,815
Term Loan B2, 5.25%, 5/25/18		199	196,144
			6,039,663
Wireless Telecommunication Services — 2.3%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19		985	980,518
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00% – 4.06%, 3/16/18		148	146,784
Tranche B-2 Term Loan, 4.07% – 4.13%, 11/03/16		501	496,666
Vodafone Americas Finance 2, Inc. (i):
Term Loan, 6.88%, 8/11/15		1,211	1,211,003
Term Loan B, 6.25%, 7/11/16		206	205,734
			3,040,705
Total Floating Rate Loan Interests — 107.0%			141,709,603

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	23

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Beneficial
		Interest
Other Interests (j)		(000)		Value
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (c)	USD	256		—
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		3,000		$30
Diversified Financial Services — 0.5%
JG Wentworth LLC Preferred Equity Interests (c)		—	(k)	620,752
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (c)		360		4
Household Durables — 0.9%
Stanley Martin, Class B Membership Units		1		1,206,250
Total Other Interests — 1.4%				1,827,036

Preferred Securities
Preferred Stocks — 0.0%		Shares
Diversified Financial Services — 0.0%
Ally Financial, Inc., 7.00% (a)		50		43,384

Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)(f)		79		73,913
Total Preferred Securities — 0.1%				117,297

Warrants (l)
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		304		—
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		357		—
HMH Holdings/EduMedia (Expires 3/09/17)		4,970		—
				—
Total Warrants — 0.0%				—
Total Long-Term Investments
(Cost — $179,001,250) — 129.6%				171,554,843

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (m)(n)	1,820,693			1,820,693
Total Short-Term Securities
(Cost — $1,820,693) — 1.4%				1,820,693

Options Purchased		Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires 12/14/19,
Broker Goldman Sachs Bank USA		13		—
Total Options Purchased
(Cost — $12,711) — 0.0%				—
Total Investments (Cost — $180,834,654) — 131.0%				$173,375,536
Liabilities in Excess of Other Assets — (31.0)%				(40,975,549)
Net Assets — 100.0%				$132,399,987

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Restricted security as to resale. As of report date the Portfolio held 0.8% of its net assets, with a current value of $ 1,021,064 and an original cost of $ 189,176 in this security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

JPMorgan Securities Inc.	$21,809	$(630)
Morgan Stanley Co.	$87,338	$2,338

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Amount is less than $500.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	—	1,820,693	1,820,693	$ 221

(n)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	983,369	GBP	641,500	UBS AG	4/11/12	$(36,904)
EUR	189,000	USD	250,572	Deutsche Bank AG	4/18/12	1,282
EUR	198,000	USD	258,076	Royal Bank
				of Scotland Plc	4/18/12	5,771
USD	3,766,154	EUR	2,932,000	Citibank NA	4/18/12	(140,914)
USD	397,919	EUR	300,000	Citibank NA	4/18/12	(1,850)
Total						$(172,615)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed
Securities	—	$1,258,740	$2,717,525	$3,976,265
Common Stocks	$434,787	1,021,064	1,467,869	2,923,720
Corporate Bonds	—	20,831,962	168,960	21,000,922
Floating Rate
Loan Interests	—	133,256,863	8,452,740	141,709,603
Other Interests	—	—	1,827,036	1,827,036
Preferred
Securities	73,913	43,384	—	117,297
Short-Term
Securities	1,820,693	—	—	1,820,693
Total	$2,329,393	$156,412,013	$14,634,130	$173,375,536

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$7,053	—	$7,053
Liabilities:
Foreign currency
exchange
contracts	—	(179,668)	—	(179,668)
Total	—	$(172,615)	—	$(172,615)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$2,753,115	$1,701,248	$1,621,040	$12,355,482	$2,550,707	$7	$20,981,599
Accrued discounts/premiums	21,568	—	1,158	13,125	—	—	35,851
Net realized gain (loss)	—	5,599	(2,483,821)	350,703	553,994	—	(1,573,525)
Net change in unrealized appreciation/depreciation[2]	(57,158)	(381,072)	2,532,042	(90,580)	(205,745)	(7)	1,797,480
Purchases	—	18,367	—	176,280	9,832	—	204,479
Sales	—	(7,175)	(1,501,459)	(586,949)	(1,081,752)	—	(3,177,335)
Transfers in3	—	130,902	—	2,161,572	—	—	2,292,474
Transfers out[3]	—	—	—	(5,926,893)	—	—	(5,926,893)
Balance, as of February 29, 2012	$2,717,525	$1,467,869	$168,960	$8,452,740	$1,827,036	—	$14,634,130

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held on February 29, 2012 was $(185,417).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	25

Consolidated Schedule of Investments	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
February 29, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ARES CLO Funds, Series 2005-10A, Class B, 0.95%,
9/18/17 (a)(b)	USD	750	$694,035
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.84%,
8/28/19 (a)(b)		1,000	837,500
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
1.04%, 6/19/21 (a)(b)		750	637,718
Chatham Light CLO Ltd., Series 2005-2A, Class A2,
0.94%, 8/03/19 (a)(b)		1,000	857,500
Flagship CLO, Series 2006-1A, Class B, 0.91%,
9/20/19 (a)(b)		1,304	1,007,340
Franklin CLO Ltd., Series 6A, Class B, 0.97%,
8/09/19 (a)(b)		1,910	1,623,118
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.96%, 12/20/20 (a)(b)		500	425,000
Gannett Peak CLO Ltd., Series 2006-1X, Class A2,
0.92%, 10/27/20 (b)		575	464,313
Goldman Sachs Asset Management CLO Plc,
Series 2007-1A, Class B, 1.00%, 8/01/22 (a)(b)		1,255	1,004,000
Landmark CDO Ltd., Series 2006-8A, Class B, 0.92%,
10/19/20 (a)(b)		1,075	899,968
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.52%, 12/21/17 (a)(b)		575	518,075
Portola CLO Ltd., Series 2007-1X, Class B1, 1.95%,
11/15/21 (b)		765	655,987
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
1.17%, 7/15/19 (a)(b)		655	568,049
Total Asset-Backed Securities — 3.8%			10,192,603

Common Stocks (c)		Shares
Auto Components — 0.8%
Delphi Automotive Plc (180-Day lock) (acquired
11/17/11, cost $396,662) (d)		69,876	2,180,134
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		13,117	6,034
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	358
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		152,951	241,148
Ainsworth Lumber Co. Ltd.		133,089	209,833
Western Forest Products, Inc.		84,448	81,934
			532,915
Software — 0.0%
HMH Holdings/EduMedia		92,606	23,152
Total Common Stocks — 1.0%			2,742,593

		Par
Corporate Bonds		(000)
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2,
Class A, 8.63%, 4/15/23	USD	276	292,560
Delta Air Lines, Inc., Series 2009-1-B, 9.75%,
6/17/18		111	117,326
			409,886
Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		1,535	1,607,912
8.00%, 1/15/18 (a)		680	720,800
			2,328,712

		Par
Corporate Bonds		(000)	Value

Chemicals — 1.3%
CF Industries, Inc., 6.88%, 5/01/18	USD	905	$1,065,637
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15		857	1,019,815
10.00%, 3/31/15		844	844,160
Ineos Finance Plc, 8.38%, 2/15/19 (a)		230	244,375
Lyondell Chemical Co., 11.00%, 5/01/18		292	320,075
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		95	104,263
			3,598,325
Commercial Banks — 0.2%
CIT Group, Inc.:
7.00%, 5/01/16		213	213,022
7.00%, 5/02/17 (a)		250	250,313
			463,335
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 4.05%, 2/01/15 (b)		135	134,494
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		700	731,182
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		26	24,700
			890,376
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		775	829,250
Containers & Packaging — 0.4%
Graphic Packaging International, Inc., 9.50%, 6/15/17		220	244,750
OI European Group BV, 6.88%, 3/31/17	EUR	143	198,140
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		104	148,258
7.75%, 11/15/19		338	485,217
			1,076,365
Diversified Financial Services — 1.6%
Ally Financial, Inc., 2.73%, 12/01/14 (b)	USD	2,600	2,433,423
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		133	141,811
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (a)		597	635,805
8.75%, 10/15/16 (a)	EUR	400	566,228
8.75%, 10/15/16		72	101,921
6.88%, 2/15/21 (a)	USD	395	418,700
			4,297,888
Diversified Telecommunication Services — 0.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		430	448,275
Qwest Communications International, Inc., 8.00%,
10/01/15		600	644,063
			1,092,338
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		1,175	1,195,562
7.75%, 4/15/18		210	180,600
			1,376,162
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		865	927,712
Tenet Healthcare Corp., 8.88%, 7/01/19		380	433,200
			1,360,912
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		1,860	2,213,400
Hotels, Restaurants & Leisure — 0.6%
Little Traverse Bay Bands of Odawa Indians, 9.00%,
8/31/20 (a)		373	328,240
MGM Resorts International:
10.38%, 5/15/14		865	983,937
11.13%, 11/15/17		400	455,000
			1,767,177

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17	USD	1,200	$1,308,000
Independent Power Producers & Energy Traders — 1.9%
Calpine Corp., 7.25%, 10/15/17 (a)		1,180	1,250,800
Energy Future Holdings Corp., 10.00%, 1/15/20		935	1,010,969
Energy Future Intermediate Holding Co. LLC, 10.00%,
12/01/20		2,760	2,998,050
			5,259,819
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		1,557	1,662,456
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (a)(e)		175	179,813
Media — 2.8%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		225	250,875
CCH II LLC, 13.50%, 11/30/16		1,050	1,207,500
Checkout Holding Corp., 10.68%, 11/15/15 (a)(f)		665	299,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	439,095
Series B, 9.25%, 12/15/17		1,834	2,017,400
CSC Holdings LLC, 8.50%, 4/15/14		420	466,200
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		615	676,500
Unitymedia Hessen GmbH & Co. KG, 8.13%,
12/01/17 (a)		2,000	2,170,000
			7,526,820
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (b)		445	488,392
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		275	294,250
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		562	409,981
Longview Fibre Paper & Packaging, Inc., 8.00%,
6/01/16 (a)		340	349,350
Verso Paper Holdings LLC, Series B, 4.30%, 8/01/14 (b)		340	235,450
			994,781
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		395	402,900
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		365	376,862
Wireless Telecommunication Services — 2.2%
Cricket Communications, Inc., 7.75%, 5/15/16		1,700	1,810,500
Digicel Group Ltd. (a):
9.13%, 1/15/15		278	283,560
8.25%, 9/01/17		315	333,900
iPCS, Inc., 2.67%, 5/01/13 (b)		1,500	1,443,750
Sprint Nextel Corp. (a):
9.00%, 11/15/18		780	869,700
7.00%, 3/01/20		1,195	1,214,419
			5,955,829
Total Corporate Bonds — 16.9%			46,154,048

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.6%
DynCorp International, Term Loan B, 6.25% – 6.75%,
7/07/16		757	754,760
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16		836	801,310
TransDigm, Inc.:
Add on Term Loan B2, 4.00%, 2/14/17		445	445,369
Term Loan (First Lien), 4.00%, 2/14/17		1,782	1,780,432
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17		650	649,195
			4,431,066

		Par
Floating Rate Loan Interests (b)		(000)	Value

Airlines — 0.8%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%,
4/20/17	USD	2,221	$2,167,640
Auto Components — 2.5%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		2,801	2,769,342
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%,
7/28/17		1,446	1,449,991
Federal-Mogul Corp.:
Term Loan B, 2.19% – 2.20%, 12/29/14		597	570,622
Term Loan C, 2.19% – 2.20%, 12/28/15		304	291,134
GPX International Tire Corp. (c)(h):
2.00%, 3/31/12		549	—
7.25%, 3/31/12		9	—
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		990	992,891
UCI International, Inc., Term Loan, 5.50%, 7/26/17		743	744,356
			6,818,336
Biotechnology — 0.7%
Grifols SA, Term Loan B, 4.50%, 6/1/17		1,890	1,887,596
Building Products — 3.0%
Armstrong World Industries, Inc., Term Loan B, 4.00%,
3/09/18		1,166	1,161,453
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		1,782	1,683,990
Goodman Global Holdings, Inc., Initial Term Loan
(First Lien), 5.75%, 10/28/16		4,421	4,442,947
Momentive Performance Materials, Inc. (Blitz 06-103
GmbH), Tranche B-2B Term Loan, 4.08%, 5/05/15	EUR	645	813,276
			8,101,666
Capital Markets — 1.8%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	138	138,317
HarbourVest Partners, Term Loan (First Lien), 6.25%,
12/16/16		1,677	1,677,706
Nuveen Investments, Inc.:
(First Lien) Term Loan, 3.30% – 3.58%, 11/13/14		897	891,243
Extended Term Loan, 5.74% – 5.83%, 5/12/17		1,753	1,748,176
Incremental Term Loan, 7.25%, 5/13/17		345	347,415
			4,802,857
Chemicals — 4.8%
American Rock Salt Holdings LLC, Term Loan B, 5.50%,
4/25/17		1,216	1,129,842
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		932	935,741
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,400	1,404,382
Gentek, Inc., Term Loan B, 5.00% – 5.75%, 10/06/15		1,068	1,060,636
MDI Holdings LLC, Tranche C Term Loan,
2.76%, 4/11/14	EUR	503	652,479
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,191	1,172,635
Polyone Corp., Term Loan, 5.00%, 12/20/17		405	405,608
PQ Corp., Original Term Loan (First Lien),
3.50%, 7/30/14		1,590	1,550,821
Styron Sarl LLC, Term Loan B, 6.00% – 6.75%, 8/02/17		1,106	996,999
Tronox Worldwide LLC:
Delayed Draw Term Loan, 1.00%, 2/09/18		380	379,931
Term Loan B, 4.25%, 2/08/18		1,395	1,393,081
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,030	2,013,246
			13,095,401
Commercial Services & Supplies — 3.8%
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		1,627	1,624,600
ARAMARK Corp.:
Letter of Credit, 3.55%, 7/26/16		40	39,482
Term Loan B, 3.83%, 7/26/16		560	555,162
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%,
6/10/16		849	846,096
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		1,875	1,877,006
International Lease Finance Corp., Term Loan B1,
6.75%, 3/17/15		75	75,125
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		2,587	2,583,766

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Commercial Services & Supplies (concluded)
Synagro Technologies, Inc., Term Loan B,
2.25% – 2.26%, 4/02/14	USD	1,512	$1,353,043
Volume Services America, Inc., Term Loan B,
10.50% – 10.75%, 9/16/16		988	991,618
West Corp.:
Term Loan B4, 4.49% – 4.78%, 7/15/16		152	152,408
Term Loan B5, 4.49% – 4.51%, 7/15/16		294	294,270
			10,392,576
Communications Equipment — 1.2%
Avaya, Inc.:
Term Loan B1, 3.24%, 10/24/14		1,151	1,126,204
Term Loan B3, 4.99%, 10/26/17		680	659,443
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,587	1,585,838
			3,371,485
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B, 5.00%,
6/01/18		861	859,384
Safway Services, LLC, First Out Tranche Loan, 9.00%,
12/16/17		1,700	1,700,000
			2,559,384
Consumer Finance — 1.6%
Springleaf Finance Corp, Term Loan, 5.50%, 5/10/17		4,665	4,252,661
Containers & Packaging — 0.7%
Berry Plastics Holding Corp., Term Loan C, 2.25%,
4/03/15		275	267,778
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		1,566	1,581,279
			1,849,057
Diversified Consumer Services — 3.0%
Coinmach Service Corp., Term Loan, 3.41%, 11/20/14		2,465	2,270,482
Laureate Education, Inc., Extended Term Loan, 5.25%,
8/15/18		3,765	3,594,143
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		216	213,607
Term Loan, 2.77% – 3.03%, 7/24/14		2,171	2,144,976
			8,223,208
Diversified Financial Services — 1.4%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		1,404	1,416,641
Tranche C Term Loan, 5.25% – 6.50%, 8/09/18		2,368	2,392,986
			3,809,627
Diversified Telecommunication Services — 4.2%
Hawaiian Telcom Communications, Inc., Term Loan B,
7.00%, 2/25/17		1,095	1,092,262
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		1,601	1,408,550
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		3,450	3,473,736
Term Loan B3, 5.75%, 8/31/18		1,475	1,485,148
Tranche A Term Loan, 2.50% – 2.83%, 3/13/14		2,525	2,483,337
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,490	1,411,690
			11,354,723
Electronic Equipment, Instruments & Components — 1.2%
CDW LLC (FKA CDW Corp.), Extended Term Loan,
4.00%, 7/14/17		1,766	1,725,940
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.49%, 10/01/14		45	44,558
Term Loan A-3, 2.52%, 10/01/14		39	38,193
Sensata Technologies Finance Co. LLC, Term Loan,
4.00%, 5/11/18		1,545	1,541,272
			3,349,963

		Par
Floating Rate Loan Interests (b)		(000)	Value

Energy Equipment & Services — 2.9%
CCS Corp.:
Incremental Term Loan, 6.50%, 10/17/14	USD	765	$765,765
Term Loan B, 3.24%, 11/14/14		1,609	1,556,820
Dynegy Midwest Generation LLC, Coal Co. Term Loan,
9.25%, 8/04/16		937	931,388
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,258	1,297,470
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		3,342	3,334,775
			7,886,218
Food & Staples Retailing — 1.9%
AB Acquisitions UK Topco 2 Ltd., Facility B1, 3.60%,
7/09/15	GBP	1,825	2,651,930
B&G Foods, Inc., Term Loan B, 4.50%, 11/30/18	USD	375	375,844
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16		481	480,893
U.S. Foodservice, Inc., Term Loan B, 2.74% – 2.75%,
7/03/14		1,709	1,648,835
			5,157,502
Food Products — 3.2%
Advance Pierre Foods:
Term Loan (First Lien),7.00%, 9/30/16		1,946	1,945,709
Term Loan (Second Lien), 11.25%, 9/29/17		1,205	1,206,000
Del Monte Corp., Term Loan, 4.50%, 3/08/18		2,544	2,494,457
Michaels Foods Group, Inc., Term Loan B, 4.25%, 2/23/18		281	280,974
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.76% – 3.08%, 4/02/14		90	89,030
Tranche D Term Loan, 6.00% – 6.50%, 4/02/14		1,031	1,036,589
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% – 6.00%, 7/06/18		555	557,309
Tranche C-2 Term Loan, 5.00% – 6.00%, 7/06/18		1,032	1,035,001
			8,645,069
Health Care Equipment & Supplies — 1.9%
Biomet, Inc., Term Loan B, 3.24% – 3.57%, 3/25/15		681	673,850
DJO Finance LLC, Term Loan, 3.24%, 5/20/14		1,070	1,055,062
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		775	774,519
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		763	758,449
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		1,800	1,812,641
			5,074,521
Health Care Providers & Services — 4.7%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 3.25%,
7/25/14		72	71,424
Non-Extended Term Loan, 2.49% – 4.50%, 7/25/14		1,397	1,378,212
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,287	1,283,383
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,683	1,686,854
Emergency Medical Services, Term Loan, 5.25%, 5/25/18		1,680	1,675,032
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		656	642,650
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,070	1,049,074
HCA, Inc.:
Tranche B-2 Term Loan, 3.83%, 3/31/17		787	776,468
Tranche B-3 Term Loan, 3.49%, 5/01/18		306	300,911
Health Management Associates, Inc., Term Loan B,
4.50%, 11/16/18		580	576,230
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		1,317	1,266,174
Incremental Term Loan B-3, 6.75%, 5/15/18		898	862,535
Medpace, Inc., Term Loan, 6.50% – 7.25%, 6/16/17		1,244	1,194,000
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Term Loan B, 5.00%, 1/29/16		135	134,326
			12,897,273
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,201	1,201,217
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		1,580	1,605,675
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		775	775,062
			3,581,954

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Hotels, Restaurants & Leisure — 5.7%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18	USD	1,240	$1,242,408
Boyd Gaming Corp., Incremental Term Loan, 6.00%,
12/17/15		860	862,012
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		1,105	1,137,070
Term Loan B1, 3.24%, 1/28/15		402	377,035
Term Loan B3, 3.24% – 3.47%, 1/28/15		5,345	5,008,601
Dunkin' Brands, Inc., Term Loan B, 4.00% – 5.25%,
11/23/17		1,933	1,927,077
Golden Living, Term Loan, 5.00%, 5/04/18		325	305,566
OSI Restaurant Partners LLC:
Revolver, 2.56% – 2.79%, 6/14/13		9	9,194
Term Loan B, 2.56%, 6/14/14		96	93,266
Seaworld Parks & Entertainment, Inc., Term Loan B,
4.00%, 8/17/17		1,351	1,349,939
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 4.25%, 12/20/18		1,510	1,503,401
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		1,025	924,212
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%,
11/05/15		757	757,635
			15,497,416
Household Products — 0.5%
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/19		1,500	1,505,625
Independent Power Producers & Energy Traders — 1.0%
The AES Corp., Term Loan, 4.25%, 6/01/18		1,985	1,983,015
Texas Competitive Electric Holdings Co. LLC, Extended
Term Loan, 4.76%, 10/10/17		1,238	690,554
			2,673,569
Industrial Conglomerates — 1.4%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		660	662,198
Term Loan, 3.76% – 3.84%, 12/03/14		3,318	3,281,806
			3,944,004
Insurance — 0.6%
CNO Financial Group, Inc., Term Loan, 6.25%, 9/30/16		1,650	1,657,780
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,185	1,156,897
IT Services — 5.1%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		1,231	1,164,760
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		6,706	6,017,255
Term Loan B-1, 2.99%, 9/24/14		870	831,787
Term Loan B-3, 2.99%, 9/24/14		115	109,593
infoGROUP, Inc., Term Loan B, 5.75%, 5/25/18		707	661,297
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		681	677,936
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		888	889,994
SunGard Data Systems, Inc. (Solar Capital Corp.),
Tranche B Term Loan, 3.99% – 5.88%, 2/26/16		307	306,311
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		3,211	3,213,592
			13,872,525
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 1.00%, 7/20/13		595	602,253
Machinery — 1.5%
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	135	178,065
Term Loan B, 5.50%, 4/28/17	USD	1,313	1,321,793
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		2,697	2,694,905
			4,194,763
Media — 17.9%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		675	669,616
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16		1,596	1,492,930
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/18		700	690,683
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,692	1,680,928

		Par
Floating Rate Loan Interests (b)		(000)	Value

Media (concluded)
Atlantic Broadband Finance LLC, Term Loan B, 4.00%,
3/08/16	USD	941	$936,924
Bresnan Telecommunications Co., LLC, Term Loan,
4.50% – 5.25%, 12/14/17		2,896	2,886,107
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,297	1,304,154
Catalina Marketing Corp., Term Loan B,
2.99%, 10/01/14		1,376	1,337,148
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		993	921,743
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		763	738,243
Cequel Communications LLC, Term Loan B, 4.00%,
2/11/19		2,385	2,360,601
Charter Communications Operating LLC:
Term Loan B, 7.25%, 3/06/14		28	28,022
Term Loan C, 3.83%, 9/06/16		2,124	2,107,508
Clarke American Corp., Term Facility B, 2.74% – 3.08%,
6/30/14		439	401,288
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		2,600	2,133,769
Term Loan C, 3.89%, 1/28/16		345	273,413
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,400	1,401,162
Gray Television, Inc., Term Loan B, 3.77%, 12/31/14		1,395	1,378,254
HMH Publishing Co. Ltd., Term Loan, 6.51%, 6/12/14		1,441	890,248
Hubbard Broadcasting, Term Loan B (Second Lien),
5.25%, 4/28/17		995	995,826
Intelsat Jackson Holdings SA, Tranche B Term Loan,
5.25%, 4/02/18		6,451	6,440,283
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		2,903	2,896,531
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		1,390	1,383,050
Knology, Inc., Term Loan B, 4.00%, 8/18/17		616	610,038
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG):
Term Loan B, 3.81%, 3/06/15	EUR	304	351,749
Term Loan C, 4.06%, 3/04/16		304	353,773
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	705	708,525
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,500	2,571,875
Nielsen Finance LLC, Class B Dollar Term Loan, 4.01%,
5/02/16		1,384	1,388,016
Sinclair Television Group, Inc.:
Incremental Term Loan B3, 1.00%, 10/28/16		285	283,663
Tranche B Term Loan, 4.00%, 10/28/16		1,010	1,005,037
Univision Communications, Inc., Extended First Lien
Term Loan, 4.49%, 3/31/17		2,113	1,962,673
UPC Broadband Holding B.V., Term Loan U, 4.72%,
12/29/17	EUR	494	645,797
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	895	893,434
Term Loan T, 3.77%, 12/30/16		165	162,236
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		437	435,674
Weather Channel, Term Loan B, 4.25%, 2/13/17		2,103	2,104,648
			48,825,569
Metals & Mining — 2.6%
Novelis, Inc., Term Loan, 4.00%, 3/10/17		2,836	2,821,500
SunCoke Energy, Inc., Term Loan B, 4.00% – 5.25%,
7/26/18		945	942,887
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		3,289	3,273,740
			7,038,127
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc., Term B Advance
(First Lien), 2.75%, 11/01/13		329	309,763
Multiline Retail — 1.1%
99 Cents Only Stores, Term Loan B, 6.00% – 7.00%,
1/11/19		1,135	1,142,298
Dollar General Corp., Tranche B-2 Term Loan,
3.00% – 3.33%, 7/07/14		616	616,394

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	29

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Multiline Retail (concluded)
Hema Holding BV:
Term Loan B, 2.69%, 7/05/15	EUR	399	$511,674
Term Loan C, 3.44%, 7/06/16		399	509,017
The Neiman Marcus Group, Inc., Term Loan, 4.75%,
5/16/18	USD	380	376,960
			3,156,343
Oil, Gas & Consumable Fuels — 1.9%
EquiPower Resources Holdings LLC, Term Loan B, 5.75%,
1/26/18		1,590	1,494,630
Gibson Energy, Term Loan B, 5.75%, 6/15/18		1,791	1,792,863
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,863	1,872,132
			5,159,625
Paper & Forest Products — 0.6%
NewPage Corp., Term Loan, 8.00%, 3/07/13		450	453,375
Verso Paper Finance Holdings LLC, Term Loan,
6.79% – 7.54%, 2/01/13 (f)		2,346	1,173,190
			1,626,565
Pharmaceuticals — 3.9%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		2,178	2,159,487
Endo Pharmaceuticals Holdings, Inc., Term Loan B,
4.00%, 6/18/18		353	353,649
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18		1,800	1,815,750
Quintiles Transnational Corp., Term Loan B, 5.00%,
6/08/18		1,353	1,344,255
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		995	993,249
Taminco Global Chemical Corp., New Term Loan, 6.25%,
2/15/19		635	637,610
Valeant Pharmaceuticals International, Add on Term
Loan B, 3.75%, 2/08/19		2,290	2,282,855
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		635	633,707
Term Loan B-2, 4.25%, 3/15/18		318	316,854
			10,537,416
Professional Services — 1.4%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%,
8/03/17		620	621,561
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		1,900	1,921,717
Fifth Third Processing Solutions LLC, Term Loan B
(First Lien), 4.50%, 11/03/16		1,335	1,335,976
			3,879,254
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		1,830	1,821,302
Real Estate Management & Development — 1.0%
Mattamy Funding Partnership, Term Loan B, 2.75%,
4/11/13		403	382,400
Realogy Corp.:
Extended Synthetic Letter of Credit, 3.25%, 10/10/13		55	52,155
Extended Synthetic Letter of Credit, 4.53%, 10/10/16		9	8,118
Extended Term Loan, 4.77%, 10/10/16		2,338	2,168,912
			2,611,585
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Incremental Term Loan,
6.25%, 9/21/18		1,057	1,067,659
RailAmerica, Inc., Term Loan B, 4.00%, 2/27/19		1,030	1,027,425
			2,095,084
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Extended Term Loan B,
4.52%, 12/01/16		848	826,286
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		1,143	1,134,142
			1,960,428

		Par
Floating Rate Loan Interests (b)		(000)		Value

Software — 1.5%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18	USD	555		$547,602
Infor Enterprise Solutions Holdings, Inc.:
Extended Delayed Draw Term Loan, 1.00%, 7/28/15		38		37,297
Extended Initial Term Loan, 1.00%, 7/28/15		72		70,228
Extended Initial Term Loan, 1.00%, 7/28/15	EUR	425		533,669
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18	USD	993		991,259
Sophia, LP, Term Loan B, 6.25%, 7/19/18		1,150		1,161,983
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		678		672,388
				4,014,426
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,700		1,699,813
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		135		134,421
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/23/17		910		909,625
Claire's Stores, Inc., Term Loan B, 2.99% – 3.30%,
5/29/14		436		412,597
General Nutrition Centers, Inc., Term Loan B, 4.25%,
3/02/18		1,770		1,764,761
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		650		611,162
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		659		650,545
Michaels Stores, Inc.:
Extended Term Loan B3, 5.13%, 7/29/16		736		731,634
Term Loan B-2, 5.13%, 7/29/16		1,470		1,461,262
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,048		2,038,102
Toys ‘R’ Us Delaware, Inc.:
Term Loan B1, 6.00%, 9/01/16		1,734		1,736,121
Term Loan B2, 5.25%, 5/25/18		397		392,288
				12,542,331
Wireless Telecommunication Services — 2.2%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19		2,060		2,050,627
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00% – 4.06%, 3/16/18		246		244,229
Tranche B-2 Term Loan, 4.07% – 4.13%, 11/03/16		976		967,724
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15		2,093		2,093,387
Term Loan B, 6.25%, 7/11/16		722		720,070
				6,076,037
Total Floating Rate Loan Interests — 106.5%				290,468,470

		Beneficial
		Interest
Other Interests (i)		(000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		4,750		48
Diversified Financial Services — 0.3%
JG Wentworth LLC Preferred Equity Interests (c)		—	(j)	711,907
Total Other Interests — 0.3%				711,955

Warrants (k) – 0.0%		Shares
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)		11,690		—
Total Long-Term Investments
(Cost – $354,193,944) — 128.5%				350,269,669

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.11% (l)(m)	3,253,818			3,253,818
Total Short-Term Securities
(Cost – $3,253,818) — 1.2%				3,253,818

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price
USD 942.86, Expires 12/14/19, Broker
Goldman Sachs Bank USA	20	—
Total Options Purchased
(Cost — $19,556) — 0.0%		—

Total Investments (Cost — $357,467,318) — 129.7%		$353,523,487
Liabilities in Excess of Other Assets — (29.7)%		(80,871,597)
Net Assets — 100.0%		$272,651,890

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Restricted security as to resale. As of report date the Fund held 0.8% of its net assets, with a current value of $2,180,134 and an original cost of $396,662 in these securities.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$ 179,813	$ 4,813

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Amount is less than $500.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income

BlackRock Liquidity
Funds, TempFund,
Institutional Class	5,396,667	(2,142,849)	3,253,818	$ 469

(m)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	203,186	CAD	207,500	Royal Bank
				of Scotland Plc	4/11/12	$(6,340)
USD	2,395,189	GBP	1,562,500	UBS AG	4/11/12	(89,886)
EUR	250,000	USD	336,583	Deutsche Bank AG	4/18/12	(3,443)
EUR	410,000	USD	543,569	Deutsche Bank AG	4/18/12	2,781
EUR	312,000	USD	406,665	Royal Bank
				of Scotland Plc	4/18/12	9,094
USD	5,965,860	EUR	4,644,500	Citibank NA	4/18/12	(223,218)
USD	543,822	EUR	410,000	Citibank NA	4/18/12	(2,528)
Total						$(313,540)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund's perceived risk of investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	31

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed
Securities	—	$2,799,770	$7,392,833	$10,192,603
Common Stocks	$533,273	2,180,134	29,186	2,742,593
Corporate Bonds	—	43,961,833	2,192,215	46,154,048
Floating Rate
Loan Interests	—	272,742,370	17,726,100	290,468,470
Other
Interests	—	—	711,955	711,955
Short-Term
Securities	3,253,818	—	—	3,253,818
Total	$3,787,091	$321,684,107	$28,052,289	$353,523,487

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$11,875	—	$11,875
Liabilities:
Foreign currency
exchange
contracts	—	(325,415)	—	(325,415)
Total	—	$(313,540)	—	$(313,540)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation of the instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$7,328,370	$191,645	$2,293,544	$23,078,475	$742,860	$33,634,894
Accrued discounts/premiums	59,461	—	39,200	52,171	—	150,832
Net realized gain (loss)	—	27	(4,362,357)	18,143	—	(4,344,187)
Net change in unrealized appreciation/depreciation[2]	5,002	(160,573)	4,620,344	(1,084,360)	(40,737)	3,339,676
Purchases	—	—	—	1,123,628	9,832	1,133,460
Sales	—	(1,913)	(398,516)	(1,179,883)	—	(1,580,312)
Transfers in3	—	—	—	6,136,364	—	6,136,364
Transfers out[3]	—	—	—	(10,418,438)	—	(10,418,438)
Balance, as of February 29, 2012	$7,392,833	$29,186	$2,192,215	$17,726,100	$711,955	$28,052,289

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held on February 29, 2012 was $2,935,504.
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments	BlackRock Limited Duration Income Trust (BLW)
February 29, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

Asset-Backed Securities — 5.4%
321 Henderson Receivables I LLC, Series 2010-3A,
Class A, 3.82%, 12/15/48 (a)	USD	4,641	$4,676,209
ARES CLO Funds, Series 2005-10A, Class B,
0.95%, 9/18/17 (a)(b)		1,500	1,388,070
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.84%, 8/28/19 (a)(b)		1,500	1,256,250
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
1.04%, 6/19/21 (a)(b)		1,735	1,475,253
Capital One Multi-Asset Execution Trust, Series 4-3C,
6.63%, 4/19/17 (b)	GBP	2,650	4,300,215
Conseco Financial Corp., Series 1995-5, Class M1,
7.65%, 9/15/26 (b)	USD	966	991,695
Countrywide Asset-Backed Certificates (b):
Series 2007-6, Class 2A1, 0.34%, 9/25/37		63	62,430
Series 2007-7, Class 2A2, 0.40%, 10/25/47		3,230	2,490,459
Series 2007-10, Class 2A1, 0.29%, 6/25/47		1,290	1,264,814
Series 2007-12, Class 2A1, 0.59%, 8/25/47		1,609	1,546,200
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		750	754,725
Gannett Peak CLO Ltd., Series 2006-1X, Class A2,
0.92%, 10/27/20 (b)		1,330	1,073,975
GSAA Trust, Series 2007-3, Class 1A2,
0.41%, 3/25/47 (b)		3,213	1,363,875
Portola CLO Ltd., Series 2007-1X, Class B1,
1.95%, 11/15/21 (b)		1,770	1,517,775
Santander Consumer Acquired Receivables Trust,
Series 2011-S1A, Class D, 3.15%, 8/15/16 (a)		2,760	2,757,264
Santander Drive Auto Receivables Trust (a):
Series 2011-S1A, Class D, 3.10%, 5/15/17		1,414	1,401,866
Series 2011-S2A, Class B, 2.06%, 6/15/17		742	740,730
Series 2011-S2A, Class C, 2.86%, 6/15/17		769	769,293
SLC Student Loan Trust, Series 2006-A, Class A4,
0.69%, 1/15/19 (b)		1,338	1,319,302
Spirit Issuer Plc, Series A2, 3.78%, 12/28/31 (b)	GBP	1,800	1,961,580
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
1.17%, 7/15/19 (a)(b)	USD	1,515	1,313,884
			34,425,864
Interest Only Asset-Backed Securities — 0.3%
Sterling Bank Trust, Series 2004-2, Class Note,
2.08%, 3/30/30 (a)		12,367	958,472
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		11,022	854,225
			1,812,697
Total Asset-Backed Securities — 5.7%			36,238,561

Common Stocks (c)		Shares
Auto Components — 1.3%
Delphi Automotive Plc (180-day lock) (acquired
11/17/11, cost $4,028,721) (d)	267,741		8,353,516
Construction & Engineering — 0.0%
USI United Subcontractors		6,116	12,231
Diversified Financial Services — 0.4%
Kcad Holdings I Ltd.		254,615,288	2,331,003
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		51,947	484,821
Travelport Worldwide Ltd.	176,501		88,251
			573,072
Metals & Mining — 0.0%
Euramax International		234	67,773
Software — 0.0%

Common Stocks (c)		Shares	Value

Bankruptcy Management Solutions, Inc.	USD	880	$18
HMH Holdings/EduMedia		238,664	59,666
			59,684
Total Common Stocks — 1.8%			11,397,279

		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		650	696,313
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		1,966	2,118,365
			2,814,678
Airlines — 1.1%
American Airlines Pass-Through Trust, Series 2011-2,
Class A, 8.63%, 4/15/23 (e)		898	951,880
Continental Airlines, Inc., 6.75%, 9/15/15 (a)(e)		1,350	1,363,500
Delta Air Lines, Inc., Series 2009-1-B,
9.75%, 6/17/18 (e)		262	278,062
United Air Lines, Inc., 12.75%, 7/15/12 (e)		2,455	2,541,132
US Airways Pass-Through Trust, 10.88%, 10/22/14		1,625	1,625,000
			6,759,574
Auto Components — 0.4%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (a)		240	244,800
Delphi Corp., 6.13%, 5/15/21 (a)(e)		780	836,550
Titan International, Inc., 7.88%, 10/01/17		1,330	1,413,125
			2,494,475
Beverages — 0.7%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	657	937,687
7.13%, 8/15/18 (a)		716	1,021,894
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)(e)	USD	2,560	2,610,099
			4,569,680
Building Products — 0.4%
Building Materials Corp. of America (a)(e):
7.00%, 2/15/20		1,345	1,459,325
6.75%, 5/01/21		910	989,625
			2,448,950
Capital Markets — 1.2%
American Capital Ltd., 7.96%, 12/31/13 (f)		1,675	1,706,055
Deutsche Bank AG, 3.63%, 3/09/17	EUR	1,020	1,209,461
E*Trade Financial Corp.:
12.50%, 11/30/17	USD	2,515	2,929,975
3.98%, 8/31/19 (a)(g)(h)		249	235,616
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)		1,245	1,283,225
			7,364,332
Chemicals — 2.4%
American Pacific Corp., 9.00%, 2/01/15		1,100	1,072,500
Celanese US Holdings LLC, 5.88%, 6/15/21 (e)		805	877,450
Hexion U.S. Finance Corp., 9.00%, 11/15/20		735	720,300
Ineos Finance Plc, 8.38%, 2/15/19 (a)		540	573,750
Kinove German Bondco GmbH, 9.63%, 6/15/18 (a)		1,000	1,022,500
Lyondell Chemical Co., 11.00%, 5/01/18 (e)		2,714	2,974,689
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		200	219,500
Nova Chemicals Corp., 8.38%, 11/01/16 (e)		5,500	6,132,500
Solutia, Inc., 7.88%, 3/15/20 (e)		1,155	1,354,237
			14,947,426
Commercial Banks — 4.2%
ABN Amro Bank NV, 6.38%, 4/27/21	EUR	1,020	1,404,867
Barclays Bank Plc, 6.00%, 1/14/21		1,020	1,288,971

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	33

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Commercial Banks (concluded)
CIT Group, Inc. (a):
5.25%, 4/01/14 (e)	USD	3,614	$3,695,315
4.75%, 2/15/15		2,409	2,445,135
5.50%, 2/15/19		1,390	1,419,537
Commerzbank AG, 6.38%, 3/22/19	EUR	1,020	1,193,698
HSBC Bank Plc, 3.10%, 5/24/16 (a)(e)	USD	2,560	2,618,637
HSBC Holdings Plc, 6.25%, 3/19/18	EUR	1,000	1,470,800
ING Bank NV, 5.13%, 5/01/15 (a)(e)	USD	2,936	2,877,712
Lloyds TSB Bank Plc, 6.50%, 3/24/20	EUR	1,020	1,238,189
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,355,108
Regions Financial Corp.:
6.38%, 5/15/12 (e)	USD	4,590	4,624,884
4.88%, 4/26/13		907	920,605
			26,553,458
Commercial Services & Supplies — 0.9%
ACCO Brands Corp., 10.63%, 3/15/15 (e)		1,425	1,572,858
ARAMARK Corp., 8.50%, 2/01/15		980	1,005,735
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		63	59,850
Iron Mountain, Inc., 7.75%, 10/01/19		760	839,800
Mobile Mini, Inc., 7.88%, 12/01/20		915	960,750
Verisure Holding AB:
8.75%, 9/01/18	EUR	526	707,797
8.75%, 12/01/18		221	262,050
West Corp., 8.63%, 10/01/18	USD	165	181,088
			5,589,928
Communications Equipment — 0.2%
Avaya, Inc., 9.75%, 11/01/15		510	510,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		850	901,000
			1,411,000
Consumer Finance — 1.1%
Ford Motor Credit Co. LLC (e):
7.80%, 6/01/12		1,665	1,685,524
3.88%, 1/15/15		2,475	2,537,303
7.00%, 4/15/15		400	444,000
6.63%, 8/15/17		1,066	1,207,953
Hyundai Capital America, 3.75%, 4/06/16 (a)(e)		1,285	1,299,765
			7,174,545
Containers & Packaging — 1.0%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	140,558
7.38%, 10/15/17 (a)		587	825,073
Ball Corp., 5.00%, 3/15/22 (i)	USD	1,460	1,492,850
Berry Plastics Corp.:
4.42%, 9/15/14 (b)		700	670,250
8.25%, 11/15/15 (e)		695	747,125
9.75%, 1/15/21		625	668,750
Sealed Air Corp., 8.38%, 9/15/21 (a)		295	337,775
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	111	158,237
7.75%, 11/15/19		726	1,042,211
			6,082,829
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
8.30%, 2/12/15 (e)	USD	2,460	2,718,300
7.50%, 9/15/20		1,630	1,795,038
8.00%, 11/01/31 (e)		1,630	1,819,488
8.00%, 11/01/31		950	1,030,802
Banque Paribas, 6.95%, 7/22/13 (e)		2,100	2,208,312
Citigroup, Inc., 4.75%, 5/19/15 (e)		3,000	3,178,992
The Goldman Sachs Group, Inc., 5.13%, 1/15/15 (e)		565	600,537
Intesa Sanpaolo SpA, 2.38%, 12/21/12 (e)		3,335	3,274,566
JPMorgan Chase & Co., 3.40%, 6/24/15 (e)		6,000	6,312,306

		Par
Corporate Bonds		(000)	Value

Diversified Financial Services (concluded)
Morgan Stanley (e):
5.25%, 11/02/12	USD	795	$814,114
5.30%, 3/01/13		825	849,353
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16	EUR	340	481,293
8.75%, 10/15/16 (a)(e)	USD	2,125	2,263,125
7.13%, 4/15/19 (a)(e)		1,990	2,104,425
9.88%, 8/15/19 (a)		1,820	1,881,425
6.88%, 2/15/21 (a)(e)		1,475	1,563,500
SLM Corp., Series A, 5.00%, 10/01/13		150	153,600
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		280	309,400
			33,358,576
Diversified Telecommunication Services — 2.7%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,350	1,407,375
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		3,083	3,229,442
Level 3 Financing, Inc., 4.51%, 2/15/15 (b)(e)		1,725	1,673,250
Qwest Communications International, Inc. (e):
7.50%, 2/15/14		610	612,135
8.00%, 10/01/15		2,500	2,683,595
Series B, 7.50%, 2/15/14		3,470	3,482,145
Qwest Corp., 8.38%, 5/01/16 (e)		2,590	3,033,177
TW Telecom Holdings, Inc., 8.00%, 3/01/18		250	274,063
Windstream Corp., 8.13%, 8/01/13		590	632,775
			17,027,957
Electronic Equipment, Instruments & Components — 1.2%
Agilent Technologies, Inc., 4.45%, 9/14/12 (e)		7,325	7,454,989
Energy Equipment & Services — 1.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		280	280,000
Compagnie Generale de Geophysique — Veritas,
7.75%, 5/15/17		330	343,613
Frac Tech Services LLC, 7.63%, 11/15/18 (a)(e)		1,690	1,804,075
Key Energy Services, Inc., 6.75%, 3/01/21 (e)		1,040	1,089,400
Oil States International, Inc., 6.50%, 6/01/19		465	499,875
Peabody Energy Corp., 6.25%, 11/15/21 (a)(e)		3,080	3,226,300
			7,243,263
Gas Utilities — 0.4%
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15 (a)(e)		2,000	2,085,376
Targa Resources Partners LP, 6.88%, 2/01/21 (e)		690	736,575
			2,821,951
Health Care Equipment & Supplies — 1.1%
CareFusion Corp., 5.13%, 8/01/14 (e)		3,000	3,237,366
DJO Finance LLC:
10.88%, 11/15/14		2,625	2,670,937
7.75%, 4/15/18		540	464,400
Teleflex, Inc., 6.88%, 6/01/19		675	727,313
			7,100,016
Health Care Providers & Services — 2.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		645	659,513
HCA, Inc.:
6.50%, 2/15/20 (e)		2,845	3,051,262
5.88%, 3/15/22		4,210	4,315,250
Omnicare, Inc., 7.75%, 6/01/20 (e)		2,260	2,517,075
Tenet Healthcare Corp., 10.00%, 5/01/18 (e)		3,032	3,532,280
			14,075,380
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		4,300	5,117,000
Hotels, Restaurants & Leisure — 3.3%
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (a)(e)		1,300	1,326,000
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	2,876,220
6.88%, 2/15/21		2,070	2,338,146
MGM Resorts International:
10.38%, 5/15/14	USD	1,135	1,291,062
11.13%, 11/15/17		1,720	1,956,500

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Hotels, Restaurants & Leisure (concluded)
Punch Taverns Finance B Ltd., Series A7,
4.77%, 6/30/33	GBP	1,275	$1,455,601
Spirit Issuer Plc (b):
1.63%, 12/28/28		3,325	3,438,333
5.47%, 12/28/34		4,500	5,226,107
Travelport LLC, 6.58%, 12/01/16 (a)(b)(j)	USD	931	656,037
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14 (c)(k)		375	—
			20,564,006
Household Durables — 0.8%
Beazer Homes USA, Inc., 12.00%, 10/15/17		3,800	4,142,000
Berkline/Benchcraft LLC, 4.50%, 11/03/12 (c)(k)		200	—
Standard Pacific Corp., 8.38%, 1/15/21		860	913,750
			5,055,750
Independent Power Producers & Energy Traders — 2.4%
AES Corp.:
7.75%, 10/15/15 (e)		2,440	2,757,200
9.75%, 4/15/16		710	844,900
7.38%, 7/01/21 (a)		440	501,600
Calpine Corp. (a)(e):
7.25%, 10/15/17		405	429,300
7.50%, 2/15/21		530	575,050
Energy Future Holdings Corp., 10.00%, 1/15/20		3,625	3,919,531
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		3,650	3,964,812
11.75%, 3/01/22 (a)(e)		1,495	1,532,375
Laredo Petroleum, Inc., 9.50%, 2/15/19		395	435,488
QEP Resources, Inc., 5.38%, 10/01/22 (i)		476	480,760
			15,441,016
Industrial Conglomerates — 1.5%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,134,375
13.50%, 12/01/15		5,870	6,266,224
			9,400,599
Insurance — 1.4%
Allied World Assurance Co. Holdings, Ltd.,
7.50%, 8/01/16 (e)		3,000	3,414,273
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		2,353	2,532,416
Forethought Financial Group, Inc., 8.63%,
4/15/21 (a)(e)		750	753,406
Genworth Financial, Inc., 7.63%, 9/24/21 (e)		990	1,027,149
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		595	531,038
Muenchener Rueckversicherungs AG, 6.00%,
5/26/41 (b)	EUR	400	540,930
			8,799,212
IT Services — 0.4%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)	USD	1,260	1,304,100
First Data Corp.:
7.38%, 6/15/19 (a)(e)		255	257,869
8.25%, 1/15/21 (a)		95	91,912
12.63%, 1/15/21		1,088	1,142,400
			2,796,281
Machinery — 0.5%
Navistar International Corp., 8.25%, 11/01/21		400	437,500
UR Financing Escrow Corp. (a)(i):
5.75%, 7/15/18		1,244	1,278,210
7.38%, 5/15/20		805	826,131
7.63%, 4/15/22		733	758,655
			3,300,496

		Par
Corporate Bonds		(000)	Value

Media — 5.6%
AMC Networks, Inc., 7.75%, 7/15/21 (a)	USD	525	$585,375
CCH II LLC, 13.50%, 11/30/16		4,106	4,721,944
CCO Holdings LLC, 7.88%, 4/30/18		1,525	1,666,062
Checkout Holding Corp., 10.68%, 11/15/15 (a)(g)		1,570	706,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	1,021,635
7.63%, 3/15/20 (a)(i)		1,995	1,995,000
Series B, 9.25%, 12/15/17		5,272	5,799,200
DIRECTV Holdings LLC, 3.13%, 2/15/16 (e)		3,000	3,131,439
DISH DBS Corp.:
7.00%, 10/01/13 (e)		1,450	1,556,938
7.13%, 2/01/16		200	221,000
6.75%, 6/01/21		515	571,650
Intelsat Luxemburg SA, 11.50%, 2/04/17 (j)		280	288,400
Interactive Data Corp., 10.25%, 8/01/18		2,210	2,491,775
Kabel BW Erste Beteiligungs GmbH, 7.50%,
3/15/19 (a)		1,440	1,555,200
Lamar Media Corp., 5.88%, 2/01/22 (a)		675	704,531
NAI Entertainment Holdings LLC, 8.25%,
12/15/17 (a)(e)		1,445	1,589,500
Nielsen Finance LLC, 7.75%, 10/15/18		1,400	1,557,500
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(h)(k)		3,454	1,727
Unitymedia Hessen GmbH & Co. KG, 8.13%,
12/01/17 (a)(e)		4,090	4,437,650
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (e)		1,000	1,090,000
			35,693,026
Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc. (e):
1.40%, 2/13/15		1,310	1,312,254
8.38%, 4/01/17		3,000	3,140,343
New World Resources NV, 7.88%, 5/01/18	EUR	995	1,345,523
Novelis, Inc., 8.75%, 12/15/20 (e)	USD	3,875	4,320,625
Xstrata Canada Financial Corp., 2.85%,
11/10/14 (a)(e)		2,450	2,500,762
			12,619,507
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (b)(e)		2,458	2,697,680
Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16 (e)		719	832,403
Arch Coal, Inc., 7.00%, 6/15/19 (a)		305	305,000
Berry Petroleum Co., 8.25%, 11/01/16		550	573,375
BP Capital Markets Plc, 5.25%, 11/07/13 (e)		6,000	6,445,590
Chesapeake Midstream Partners LP, 6.13%, 7/15/22 (a)		510	527,850
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		45	45,900
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)(e)		634	678,380
Consol Energy, Inc., 8.25%, 4/01/20 (e)		2,150	2,343,500
Crosstex Energy LP, 8.88%, 2/15/18		135	146,475
Denbury Resources, Inc.:
8.25%, 2/15/20 (e)		971	1,106,940
6.38%, 8/15/21		810	893,025
El Paso Corp., 7.00%, 6/15/17		2,265	2,530,999
Forest Oil Corp., 8.50%, 2/15/14		125	135,625
Holly Energy Partners LP, 6.50%, 3/01/20 (a)(i)		215	219,569
Linn Energy LLC:
6.25%, 11/01/19 (a)		2,210	2,207,238
8.63%, 4/15/20		515	571,650
7.75%, 2/01/21		695	747,125
Niska Gas Storage US LLC, 8.88%, 3/15/18		350	336,000
Oasis Petroleum, Inc.:
7.25%, 2/01/19		475	503,500
6.50%, 11/01/21		410	422,300
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		7,230	7,537,275
PetroBakken Energy, Ltd., 8.63%, 2/01/20 (a)		930	988,125
Petrohawk Energy Corp. (e):
10.50%, 8/01/14		840	933,450
7.88%, 6/01/15		1,130	1,193,563
7.25%, 8/15/18		740	846,375

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	35

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.75%,
2/01/22 (e)	USD	1,035	$1,133,325
Range Resources Corp.:
5.75%, 6/01/21 (e)		1,735	1,856,450
5.00%, 8/15/22 (i)		805	813,050
Ruby Pipeline LLC (a):
4.50%, 4/01/17 (e)		1,215	1,212,006
6.00%, 4/01/22		895	893,205
SandRidge Energy, Inc., 7.50%, 3/15/21		575	580,750
			39,560,018
Paper & Forest Products — 0.4%
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16 (a)		395	405,863
NewPage Corp., 11.38%, 12/31/14 (c)(e)(k)		3,445	2,075,612
			2,481,475
Pharmaceuticals — 0.7%
Aristotle Holding, Inc., 2.65%, 2/15/17 (a)(e)		2,710	2,713,087
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)(e)		1,470	1,499,400
			4,212,487
Real Estate Investment Trusts (REITs) — 0.5%
Felcor Lodging LP, 6.75%, 6/01/19		1,610	1,646,225
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21 (e)		1,300	1,339,433
			2,985,658
Real Estate Management & Development — 1.9%
Realogy Corp.:
11.50%, 4/15/17 (e)		215	196,725
12.00%, 4/15/17		225	207,000
7.88%, 2/15/19 (a)(e)		2,865	2,779,050
7.63%, 1/15/20 (a)(e)		1,675	1,729,437
9.00%, 1/15/20 (a)(e)		480	482,400
Shea Homes LP, 8.63%, 5/15/19 (a)		1,165	1,176,650
The Unique Pub Finance Co. Plc,:
Series A3, 6.54%, 3/30/21	GBP	1,700	2,217,715
Series A4, 5.66%, 6/30/27		509	607,326
Series M, 7.40%, 3/28/24		2,750	2,624,985
			12,021,288
Road & Rail — 1.4%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)(e)	USD	3,400	3,358,299
Avis Budget Car Rental LLC, 8.25%, 1/15/19		60	62,550
Florida East Coast Railway Corp., 8.13%, 2/01/17		530	535,300
Hertz Corp.,:
7.50%, 10/15/18 (i)		635	685,006
6.75%, 4/15/19		1,030	1,078,925
6.75%, 4/15/19 (a)		405	424,238
7.38%, 1/15/21		2,585	2,798,262
			8,942,580
Tobacco — 0.5%
Reynolds American, Inc., 7.63%, 6/01/16 (e)		2,500	3,014,940
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	523,522
Federal Express Corp. 2012 Pass Through Trust,
2.63%, 1/15/18 (a)(e)		1,468	1,466,936
			1,990,458
Wireless Telecommunication Services — 2.6%
Cricket Communications, Inc., 7.75%, 5/15/16 (e)		2,250	2,396,250
Crown Castle Towers LLC, 4.52%, 1/15/35 (a)		3,000	3,123,021
Digicel Group Ltd. (a):
8.88%, 1/15/15		720	732,600
9.13%, 1/15/15		2,267	2,312,340
8.25%, 9/01/17		1,335	1,415,100
Sprint Capital Corp., 6.88%, 11/15/28		1,470	1,146,600

		Par
Corporate Bonds		(000)	Value

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (a):
9.00%, 11/15/18 (e)	USD	3,070	$3,423,050
7.00%, 3/01/20 (i)		1,620	1,646,325
			16,195,286
Total Corporate Bonds — 61.7%			390,181,770

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.2%
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,485	1,483,693
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B,
5.50%, 4/20/17		1,008	983,968
Auto Components — 1.1%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		3,277	3,240,214
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		998	999,994
Second Lien Term Loan, 10.50%, 1/29/18		1,500	1,458,750
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		1,335	1,338,898
			7,037,856
Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 0.00%,
3/01/11 (c)(h)(k)		1,000	100
Biotechnology — 0.4%
Grifols SA, Term Loan B, 4.50%, 2/13/18		2,495	2,491,532
Building Products — 1.4%
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		990	935,550
Goodman Global Holdings, Inc., Initial Term Loan
(First Lien), 5.75%, 10/28/16		4,421	4,442,947
Goodman Global, Inc., Term Loan (Second Lien),
9.00%, 10/30/17		1,145	1,163,358
Momentive Performance Materials, Inc. (Blitz 06-103
GmbH), Tranche B-2B Term Loan, 4.08%, 5/05/15	EUR	1,516	1,911,844
United Subcontractors, Inc., Term Loan (First Lien),
4.58%, 6/30/15	USD	155	123,821
			8,577,520
Capital Markets — 0.7%
HarbourVest Partners, Term Loan (First Lien),
6.25%, 12/16/16		2,305	2,306,846
Nuveen Investments, Inc.:
(First Lien), Term Loan, 3.30% — 3.58%, 11/13/14		198	196,389
Extended Term Loan, 5.74% — 5.83%, 5/12/17		1,137	1,133,437
Incremental Term Loan, 7.25%, 5/13/17		790	795,530
			4,432,202
Chemicals — 1.8%
American Rock Salt Holdings LLC, Term Loan B,
5.50%, 4/25/17		997	926,955
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,100	1,103,443
Gentek, Inc., Term Loan B, 5.00% — 5.75%, 10/06/15		1,074	1,067,006
MDI Holdings LLC, Tranche C Term Loan,
2.76%, 4/11/14	EUR	458	594,922
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,290	1,270,354
PQ Corp., Original Term Loan (First Lien),
3.50%, 7/30/14		1,423	1,388,323
Styron Sarl LLC, Term Loan B,
6.00% — 6.75%, 8/02/17		2,161	1,948,068
Tronox Worldwide LLC:
Delayed Draw Term Loan, 1.00%, 2/09/18		342	341,403
Term Loan B, 4.25%, 2/08/18		1,253	1,251,811
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,375	1,363,564
			11,255,849

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Commercial Services & Supplies — 1.8%
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15	USD	3,718	$3,713,372
AWAS Finance Luxembourg Sarl, Term Loan B,
5.25%, 6/10/16		1,122	1,118,508
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		1,454	1,455,402
KAR Auction Services, Inc., Term Loan B,
5.00%, 5/19/17		1,493	1,490,634
Synagro Technologies, Inc., Term Loan B,
2.25% — 2.26%, 4/02/14		1,141	1,020,813
Volume Services America, Inc., Term Loan B,
10.50% — 10.75%, 9/16/16		2,568	2,578,206
			11,376,935
Communications Equipment — 0.5%
Avaya, Inc.:
Term Loan B1, 3.24%, 10/24/14		1,373	1,343,237
Term Loan B3, 4.99%, 10/26/17		630	610,955
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,241	1,240,054
			3,194,246
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/16/17		3,750	3,750,000
Consumer Finance — 0.1%
Springleaf Finance Corp, Term Loan, 5.50%, 5/10/17		925	843,239
Containers & Packaging — 0.1%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		611	616,599
Diversified Consumer Services — 1.8%
Coinmach Service Corp., Term Loan B, 3.41%, 11/20/14		4,571	4,210,286
Laureate Education, Inc., Extended Term Loan,
5.25%, 8/15/18		4,576	4,367,898
ServiceMaster Co.:
Delayed Draw Term Loan, 2.75%, 7/24/14		249	245,858
Term Loan, 2.77% — 3.03%, 7/24/14		2,499	2,468,820
			11,292,862
Diversified Financial Services — 0.5%
Reynolds Group Holdings, Inc., Tranche C Term Loan,
5.25% — 6.50%, 8/09/18		3,454	3,489,771
Diversified Telecommunication Services — 1.4%
Hawaiian Telcom Communications, Inc., Term Loan B,
9.00%, 2/25/17		1,755	1,750,612
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		2,600	2,617,888
Term Loan B3, 5.75%, 8/31/18		2,800	2,819,264
Tranche A Term Loan, 2.50% — 2.83%, 3/13/14		1,150	1,131,025
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		499	472,683
			8,791,472
Electric Utilities — 0.1%
TPF Generation Holdings LLC:
Synthetic Letter of Credit Deposit (First Lien),
2.58%, 12/13/13		151	149,289
Term Loan (First Lien), 2.58%, 12/13/13		251	249,055
			398,344
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC (FKA CDW Corp.), Extended Term Loan,
4.00%, 7/14/17		1,246	1,217,811
Sensata Technologies Finance Co. LLC, Term Loan,
4.00%, 5/11/18		1,647	1,643,059
			2,860,870
Energy Equipment & Services — 1.6%
CCS Corp., Term Loan B, 3.24%, 11/14/14		1,639	1,586,039
Dynegy Midwest Generation LLC., Coal Co. Term Loan,
9.25%, 8/04/16		2,326	2,313,097
Dynegy Power LLC., Gas Co. Term Loan, 9.25%, 8/04/16		4,257	4,391,436
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,995	1,990,910
			10,281,482

		Par
Floating Rate Loan Interests (b)		(000)	Value

Food & Staples Retailing — 0.1%
U.S. Foodservice, Inc., Term Loan B, 2.74% — 2.75%,
7/03/14	USD	692	$668,174
Food Products — 1.1%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%, 9/30/16		3,345	3,344,773
Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,301,079
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,164	1,141,037
Pinnacle Foods Finance LLC, Tranche D Term Loan,
6.00% — 6.50%, 4/02/14		1,019	1,024,472
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% — 6.00%, 7/06/18		97	97,590
Tranche C-2 Term Loan, 5.00% — 6.00%, 7/06/18		181	181,239
			7,090,190
Health Care Equipment & Supplies — 0.3%
Biomet, Inc., Term Loan B, 3.24% — 3.57%, 3/25/15		368	363,977
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		1,000	999,380
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		299	301,270
			1,664,627
Health Care Providers & Services — 2.4%
Ardent Health Services, Term Loan (First Lien),
6.50%, 9/15/15		1	1,294
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan,
3.25%, 7/25/14		91	89,841
Non-Extended Term Loan, 2.49% — 4.50%, 7/25/14		1,773	1,749,580
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,287	1,283,384
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,980	1,984,534
Emergency Medical Services, Term Loan, 5.25%, 5/25/18		951	947,574
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		574	562,318
Tranche A Additional Term Loan, 7.75%, 3/02/15		3,458	3,389,316
Health Management Associates, Inc., Term Loan B,
4.50%, 11/16/18		270	268,245
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		1,509	1,450,502
Incremental Term Loan B-3, 6.75%, 5/15/18		993	952,800
Medpace, Inc., Term Loan, 6.50% — 7.25%, 6/16/17		2,836	2,722,320
			15,401,708
Health Care Technology — 0.2%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		905	905,871
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		620	630,075
			1,535,946
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		1,237	1,272,138
Term Loan B1, 3.24%, 1/28/15		2,574	2,412,063
Term Loan B3, 3.24% — 3.47%, 1/28/15		6,423	6,017,964
Dunkin' Brands, Inc., Term Loan B, 4.00% — 5.25%,
11/23/17		1,617	1,612,330
OSI Restaurant Partners LLC:
Revolver, 2.56% — 2.79%, 6/14/13		43	42,354
Term Loan B, 2.56%, 6/14/14		114	111,031
Seaworld Parks & Entertainment, Inc., Term Loan B,
4.00%, 8/17/17		357	356,895
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 4.25%, 12/20/18		1,155	1,149,953
Travelport LLC:
Extended Term Loan Tranche A, 6.54%, 9/28/12		428	203,454
Extended Term Loan Tranche B, 14.04%, 12/01/16		1,331	299,431
Twin River Worldwide Holdings, Inc., Term Loan,
8.50%, 11/05/15		1,282	1,282,308
			14,759,921

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	37

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Household Durables — 0.0%
Berkline/Benchcraft LLC, Term Loan B, 14.00%,
11/03/13 (c)(k)	USD	155	$43,019
Household Products — 0.2%
Prestige Brands, Inc., Term Loan, 5.25%, 1/31/19		1,000	1,003,750
Independent Power Producers & Energy Traders — 0.3%
The AES Corp., Term Loan, 4.25%, 6/01/18		1,489	1,487,261
Texas Competitive Electric Holdings Co. LLC,
Extended Term Loan, 4.76%, 10/10/17		428	238,590
			1,725,851
Industrial Conglomerates — 0.3%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		340	341,132
Term Loan, 3.76% — 3.84%, 12/03/14		1,824	1,804,561
			2,145,693
Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		992	968,115
IT Services — 2.1%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		1,359	1,285,209
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		5,739	5,150,016
Term Loan B-1, 2.99%, 9/24/14		860	821,868
Term Loan B-3, 2.99%, 9/24/14		109	103,775
infoGROUP, Inc., Term Loan B, 5.75%, 5/22/18		1,061	991,946
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		2,050	2,054,987
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		3,147	3,150,017
			13,557,818
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., DIP Term Loan B, 1.00%, 7/20/13		845	855,301
Machinery — 0.6%
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	309	408,891
Term Loan B, 5.50%, 4/28/17	USD	998	1,004,562
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		2,158	2,155,924
			3,569,377
Media — 7.1%
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16		1,474	1,378,909
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		2,189	2,175,319
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		697	700,477
Cengage Learning Acquisitions, Inc., Tranche 1
Incremental Term Loan, 7.50%, 7/03/14		2,036	1,970,027
Cequel Communications LLC, Term Loan B,
1.00%, 2/11/19		2,685	2,657,532
Charter Communications Operating LLC:
Term Loan B, 7.25%, 3/06/14		64	63,561
Term Loan C, 3.83%, 9/06/16		3,043	3,019,687
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		3,355	2,753,514
Term Loan C, 3.89%, 1/28/16		795	630,038
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,500	1,501,245
HMH Publishing Co., Ltd., Term Loan, 6.51%, 6/12/14		3,187	1,969,487
Hubbard Broadcasting, Term Loan B (Second Lien),
5.25%, 4/28/17		896	896,243
Intelsat Jackson Holdings SA, Tranche B Term Loan,
5.25%, 4/02/18		5,459	5,449,470
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		2,382	2,376,640
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		3,195	3,179,025
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG):
Second Lien Term Loan, 5.18%, 9/02/16	EUR	904	891,852
Term Loan B, 3.80%, 3/06/15		304	351,749
Term Loan C, 4.06%, 3/04/16		304	353,773
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	4,505	4,634,519

		Par
Floating Rate Loan Interests (b)		(000)	Value

Media (concluded)
Sinclair Television Group, Inc.:
Incremental Term Loan B3, 1.00%, 10/28/16	USD	660	$656,905
Tranche B Term Loan, 4.00%, 10/28/16		565	562,350
Univision Communications, Inc., Extended First Lien
Term Loan, 4.49%, 3/31/17		3,915	3,635,469
UPC Broadband Holding B.V., Term Loan U,
4.72%, 12/29/17	EUR	97	126,615
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	1,045	1,043,171
Term Loan T, 3.77%, 12/30/16		355	349,054
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		624	622,391
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,116	1,116,422
			45,065,444
Metals & Mining — 1.2%
Novelis, Inc.:
Incremental Term Loan B2, 4.00%, 3/10/17		2,486	2,474,813
Term Loan, 4.00%, 3/10/17		3,317	3,299,918
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,647	1,639,452
			7,414,183
Multi-Utilities — 0.0%
FirstLight Power Resources, Inc. Term B Advance
(First Lien), 2.75%, 11/01/13		325	306,439
Multiline Retail — 0.8%
99 Cents Only Stores, Term Loan B, 6.00% — 7.00%,
1/11/19		915	920,883
Hema Holding BV:
Second Lien Term Loan, 5.69%, 1/05/17	EUR	2,600	3,013,661
Term Loan B, 2.69%, 7/06/15		338	434,148
Term Loan C, 3.44%, 7/05/16		338	431,894
			4,800,586
Oil, Gas & Consumable Fuels — 0.9%
Gibson Energy, Term Loan B, 5.75%, 6/15/18	USD	1,493	1,494,052
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		3,933	3,952,850
			5,446,902
Paper & Forest Products — 0.3%
NewPage Corp., Term Loan, 8.00%, 3/07/13		1,450	1,460,875
Verso Paper Finance Holdings LLC, Term Loan,
6.79% — 7.54%, 2/01/13 (j)		710	355,082
			1,815,957
Pharmaceuticals — 1.0%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,485	1,472,378
Pharmaceutical Product Development, Inc.,
Term Loan B, 6.25%, 12/05/18		1,235	1,245,806
Taminco Global Chemical Corp., New Term Loan,
6.25%, 2/15/19		675	677,774
Valeant Pharmaceuticals International, Add-on Term
Loan B, 3.75%, 2/08/19		1,615	1,609,961
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		907	905,296
Term Loan B-2, 4.25%, 3/15/18		454	452,648
			6,363,863
Professional Services — 0.4%
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		1,000	1,011,430
Fifth Third Processing Solutions LLC, Term Loan B
(First Lien), 4.50%, 11/03/16		1,640	1,641,202
			2,652,632
Real Estate Investment Trusts (REITs) — 0.6%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		4,022	4,003,854
Real Estate Management & Development — 0.5%
Realogy Corp., Extended Term Loan, 4.77%, 10/10/16		3,099	2,875,786

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value

Road & Rail — 0.4%
RailAmerica, Inc., Term Loan B, 1.00%, 2/27/19	USD	2,390	$2,384,025
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor, Inc., Extended
Term Loan B, 4.52%, 12/01/16		1,053	1,025,813
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		739	732,986
			1,758,799
Software — 0.3%
Bankruptcy Management Solutions, Inc., Term Loan
(First Lien), 7.50%, 8/20/14		719	152,881
Infor Enterprise Solutions Holdings, Inc., Extended
Initial Term Loan, 1.00%, 7/28/15	EUR	765	961,059
Sophia, LP, Term Loan B, 6.25%, 7/19/18	USD	920	929,586
			2,043,526
Specialty Retail — 1.9%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,800	1,799,802
Burlington Coat Factory Warehouse Corp.,
Term Loan B, 6.25%, 2/23/17		575	574,500
Claire's Stores, Inc., Term Loan B, 2.99% — 3.30%,
5/29/14		1,005	952,295
General Nutrition Centers, Inc., Term Loan B,
4.25%, 3/02/18		1,875	1,869,450
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		595	559,449
Michaels Stores, Inc.:
Extended Term Loan B3, 5.13%, 7/29/16		1,870	1,858,899
Term Loan B-2, 5.13%, 7/29/16		1,098	1,091,567
Petco Animal Supplies, Inc., Term Loan B,
4.50%, 11/24/17		1,213	1,207,010
Toys ‘R’ Us Delaware, Inc., Term Loan B1,
6.00%, 9/01/16		1,878	1,880,163
			11,793,135
Trading Companies & Distributors — 0.0%
Beacon Sales Acquisition, Inc., Term Loan B,
2.24% — 4.00%, 9/30/13		118	115,601
Wireless Telecommunication Services — 1.7%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19		1,020	1,015,359
Digicel International, Tranche A, 3.13%, 3/30/12		169	167,792
MetroPCS Wireless, Inc., Term Loan B-3,
4.00% — 4.06%, 3/16/18		1,037	1,028,719
Vodafone Americas Finance 2, Inc., Term Loan,
6.88%, 8/11/15 (j)		8,583	8,583,337
			10,795,207
Total Floating Rate Loan Interests — 42.3%			267,783,969

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.8%
Adjustable Rate Mortgage Trust, Series 2007-1,
Class 3A21, 5.67%, 3/25/37 (b)		2,089	1,934,550
Citicorp Mortgage Securities, Inc., Series 2006-2,
Class 1A7, 5.75%, 4/25/36		1,126	1,129,019
Countrywide Alternative Loan Trust, Series 2005-54CB,
Class 3A4, 5.50%, 11/25/35		7,314	5,453,626
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,652	2,546,131
Series 2006-17, Class A2, 6.00%, 12/25/36		4,921	4,157,440
Series 2007-16, Class A1, 6.50%, 10/25/37		2,577	2,301,901
Series 2007-HY5, Class 3A1, 5.83%, 9/25/37 (b)		3,128	2,439,433
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.78%, 10/25/35 (b)		2,558	1,890,079

Non-Agency Mortgage-Backed Securities		Shares	Value

Collateralized Mortgage Obligations (concluded)
Morgan Stanley Reremic Trust, Series 2010-R4,
Class 4A, 0.47%, 2/26/37 (a)(b)	USD	2,534	$2,432,436
			24,284,615
Commercial Mortgage-Backed Securities — 9.9%
Banc of America Commercial Mortgage, Inc. (b):
Series 2007-3, Class A2, 5.63%, 6/10/49		1,958	1,994,450
Series 2007-4, Class A4, 5.72%, 2/10/51		2,150	2,473,652
Centre Parcs Mortgage Finance Plc, Series 2007-1,
Class A2, 3.13%, 10/10/18	GBP	1,943	3,088,699
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A2B, 5.21%, 12/11/49	USD	812	820,695
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,440	1,441,226
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		940	952,129
Series 2007-C3, Class A2, 5.71%, 6/15/39 (b)		3,236	3,245,906
Series 2007-C4, Class A3, 5.79%, 9/15/39 (b)		2,815	2,975,739
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		2,085	2,257,555
Extended Stay America Trust, Series 2010-ESHA,
Class C, 4.86%, 11/05/27 (a)		2,320	2,364,509
First Union Commercial Mortgage Securities, Inc.,
Series 1997-C2, Class G, 7.50%, 11/18/29 (b)		3,310	3,479,555
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 5.88%, 7/10/38 (b)		1,610	1,685,823
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,110	2,342,524
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM, 5.62%, 4/10/38 (b)		3,680	3,830,516
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,315	2,477,654
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,371,933
Series 2007-CB19, Class A4, 5.73%, 2/12/49 (b)		2,140	2,428,376
LB-UBS Commercial Mortgage Trust, Series 2007-C6,
Class A4, 5.86%, 7/15/40 (b)		3,395	3,845,024
Morgan Stanley Capital I, Series 2007-IQ15, Class A2,
5.84%, 6/11/49 (b)		2,007	2,026,356
Titan Europe Plc, Series 2006-4FSX, Class A1,
9.14%, 9/03/14 (b)	GBP	413	631,388
Wachovia Bank Commercial Mortgage Trust (b):
Series 2007-C33, Class A2, 5.85%, 2/15/51	USD	13,527	13,623,354
Series 2007-C33, Class A4, 5.90%, 2/15/51		2,030	2,237,880
			62,594,943
Total Non-Agency Mortgage-Backed Securities — 13.7%			86,879,558

	Beneficial
	Interest
Other Interests (l)	(000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	10,000
Diversified Financial Services — 0.2%
JG Wentworth LLC Preferred Equity Interests (c)		1	1,361,513
Household Durables — 0.0%
Berkline Benchcraft Equity LLC	USD	3	—
Total Other Interests — 0.2%			1,371,513

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	39

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Preferred Securities		Shares	Value

Preferred Stocks — 0.1%
Auto Components — 0.1%
Dana Holding Corp.,0.00% (a)(c)(h)		6,000	$807,750

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		89,360	2,090,106
Total Preferred Securities — 0.5%			2,897,856

		Par
Taxable Municipal Bonds		(000)
State of California, GO:
5.25%, 4/01/14	USD	1,075	1,151,830
5.10%, 8/01/14		2,225	2,334,759
State of California, GO, Various Purpose 3,
Mandatory Put Bonds, 5.65%, 4/01/39 (b)		455	479,334
State of Illinois, GO, 3.32%, 1/01/13		5,075	5,178,276
Total Taxable Municipal Bonds — 1.4%			9,144,199

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.6%
Freddie Mac Mortgage-Backed Securities, Series 3986,
Class M, 4.50%, 9/15/41		3,446	3,682,719
Interest Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities,
Series 2010-126, Class UI, 5.50%, 10/25/40		13,233	2,200,203
Freddie Mac Mortgage-Backed Securities, Series K706,
Class X1, 1.60%, 10/25/18 (b)		45,000	3,915,540
			6,115,743
Mortgage-Backed Securities — 7.8%
Fannie Mae Mortgage-Backed Securities (e):
5.00% , 7/01/20 — 8/01/23		14,867	16,091,459
3.50%, 8/01/26		12,518	13,251,602
Freddie Mac Mortgage-Backed Securities, 4.50%,
4/01/25 (e)		18,205	19,773,262
			49,116,323
Total US Government Sponsored Agency Securities — 9.3%			58,914,785

US Treasury Obligations — 0.0%
US Treasury Note, 0.38%, 7/31/13 (e)		145	145,249

Warrants (m)		Shares
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		51,701	373,426
Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17)		435	—
HMH Holdings/EduMedia (Expires 3/09/17)		210	2
			2
Total Warrants — 0.1%			373,428
Total Long-Term Investments
(Cost — $864,593,344) — 136.7%			865,328,167

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (n)(o)	166,291	$166,291
Total Short-Term Securities
(Cost — $166,291) — 0.0%		166,291

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price
USD 942.86, Expires 12/14/19, Broker
Goldman Sachs Bank USA	46	—
Total Options Purchased
(Cost — $44,978) — 0.0%		—
Total Investments (Cost — $864,804,613) — 136.7%		$865,494,458
Liabilities in Excess of Other Assets — (36.7)%		(232,582,471)
Net Assets — 100.0%		$632,911,987

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Restricted security as to resale. As of report date the Portfolio held 2.1% of its net assets, with a current value of $8,353,516 and an original cost of $4,028,721 in these securities.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Convertible security.
(i)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Bank of America Securities	$3,952,225	$56,913
Barclays Capital Inc.	$685,006	$36,288
Citigroup Global Markets, Inc.	$219,569	$4,569
Goldman Sachs & Co.	$1,995,000	—
JPMorgan Securities, Inc.	$1,278,210	$10,960
Morgan Stanley Co.	$1,584,786	$46,786
Wells Fargo Securities	$480,760	$4,760

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	5,229,778	(5,063,487)	166,291	$ 2,324

(o)	Represents the current yield as of report date.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of February 29, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse
Securities
(USA) LLC	0.40%	12/02/11	Open	$9,020,161	$9,011,250
Credit Suisse
Securities
(USA) LLC	0.55%	12/02/11	Open	4,897,312	4,890,663
Barclays
Capital, Inc.	0.60%	12/05/11	Open	3,076,591	3,072,188
Credit Suisse
Securities
(USA) LLC	0.50%	12/05/11	Open	736,056	735,177
Deutsche
Bank AG	0.05%	12/05/11	Open	985,681	985,565
BNP Paribas
Securities Corp.	0.37%	1/09/12	Open	1,578,182	1,577,355
Credit Suisse
Securities
(USA) LLC	0.65%	1/09/12	Open	687,032	686,400
Deutsche
Bank AG	0.09%	1/09/12	Open	145,562	145,544
Credit Suisse
Securities
(USA) LLC	0.65%	1/10/12	Open	624,832	624,269
UBS AG	0.35%	1/10/12	Open	2,746,708	2,745,400
UBS AG	0.40%	1/10/12	Open	2,887,246	2,885,675
UBS AG	0.45%	1/10/12	Open	729,822	729,375
UBS AG	0.54%	1/10/12	Open	1,845,936	1,844,580
UBS AG	0.55%	1/10/12	Open	3,645,227	3,642,500
UBS AG	0.65%	1/10/12	Open	10,709,154	10,699,687
Barclays
Capital, Inc.	0.40%	1/13/12	Open	9,107,128	9,102,375
Credit Suisse
Securities
(USA) LLC	0.38%	1/13/12	Open	3,639,267	3,637,462
Credit Suisse
Securities
(USA) LLC	0.65%	1/13/12	Open	15,220,120	15,207,215
Credit Suisse
Securities
(USA) LLC	0.35%	1/17/12	Open	2,368,990	2,368,000
UBS AG	0.20%	1/20/12	Open	1,306,978	1,306,687
Credit Suisse
Securities
(USA) LLC	0.35%	1/24/12	Open	2,063,972	2,063,250
Deutsche
Bank AG	(12.00)%	1/25/12	Open	2,076,933	2,101,450
Barclays
Capital, Inc.	0.40%	1/30/12	Open	21,459,151	21,452,000
Credit Suisse
Securities
(USA) LLC	0.65%	1/30/12	Open	1,035,160	1,034,600
Deutsche
Bank AG	(0.75)%	1/30/12	Open	2,319,200	2,320,650
UBS AG	0.00%	1/30/12	Open	641,138	641,138
Credit Suisse
Securities
(USA) LLC	0.65%	1/31/12	Open	3,033,533	3,032,000
Barclays
Capital, Inc.	(1.25)%	2/02/12	Open	429,797	430,200
UBS AG	0.65%	2/02/12	Open	924,525	924,075
UBS AG	(1.25)%	2/02/12	Open	1,418,232	1,419,563
Barclays
Capital, Inc.	0.65%	2/08/12	Open	3,127,295	3,126,110
UBS AG	0.35%	2/13/12	Open	3,345,690	3,345,170
Barclays
Capital, Inc.	0.60%	2/14/12	Open	347,237	347,150
Credit Suisse
Securities
(USA) LLC	0.35%	2/15/12	Open	5,596,036	5,595,275
Deutsche
Bank AG	0.24%	2/15/12	3/15/12	62,217,887	62,206,275
UBS AG	(0.25)%	2/15/12	Open	1,091,894	1,092,000

•	Reverse repurchase agreements outstanding as of February 29, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Credit Suisse
Securities
(USA) LLC	0.35%	2/16/12	Open	$2,571,612	$2,571,287
Credit Suisse
Securities
(USA) LLC	0.38%	2/16/12	Open	2,445,085	2,444,750
Credit Suisse
Securities
(USA) LLC	0.65%	2/16/12	Open	13,039,699	13,036,650
UBS AG	0.25%	2/16/12	Open	693,283	693,225
Barclays
Capital, Inc.	0.65%	2/17/12	Open	1,397,927	1,397,725
UBS AG	0.40%	2/17/12	Open	1,093,646	1,093,500
Barclays
Capital, Inc.	0.40%	2/28/12	Open	2,374,076	2,374,050
Barclays
Capital, Inc.	0.65%	2/28/12	Open	18,418,125	18,417,793
Credit Suisse
Securities
(USA) LLC	0.35%	2/28/12	Open	3,394,653	3,394,620
Barclays
Capital, Inc.	(0.25)%	2/29/12	Open	1,344,991	1,345,000
UBS AG	0.55%	2/29/12	Open	4,764,483	4,764,410
Total				$238,623,245	$238,561,283

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Appreciation
12	90-Day	Chicago	March
	Euro-Dollar	Mercantile	2012	USD 2,986,200	$7,317
8	90-Day	Chicago	June
	Euro-Dollar	Mercantile	2012	USD 1,991,000	10,678
8	90-Day	Chicago	September
	Euro-Dollar	Mercantile	2012	USD 1,990,200	16,278
8	90-Day	Chicago	March
	Euro-Dollar	Mercantile	2013	USD 1,988,700	25,978
6	90-Day	Chicago	June
	Euro-Dollar	Mercantile	2013	USD 1,490,925	23,009
6	90-Day	Chicago	September
	Euro-Dollar	Mercantile	2013	USD 1,490,250	26,009
6	90-Day	Chicago	December
	Euro-Dollar	Mercantile	2013	USD 1,489,275	28,708
6	90-Day	Chicago	March
	Euro-Dollar	Mercantile	2014	USD 1,488,300	31,033
Total					$169,010

•	Financial futures contracts sold as of February 29, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
15	Euro-Bund	Eurex	March	EUR 2,098,350	$(45,571)
	Futures		2012

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	41

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
GBP	335,000	USD	533,400	UBS AG	3/02/12	$(449)
USD	27,645,464	GBP	18,034,500	UBS AG	4/11/12	(1,037,237)
USD	533,251	GBP	335,000	UBS AG	4/11/12	456
EUR	1,480,000	USD	1,962,153	Deutsche
				Bank AG	4/18/12	10,007
EUR	605,000	USD	788,565	Royal Bank
				of Scotland Plc	4/18/12	17,622
USD	26,708,742	EUR	20,732,500	Citibank NA	4/18/12	(918,160)
USD	752,981	EUR	570,000	UBS AG	4/18/12	(6,567)
Total						$(1,934,328)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Aviva
USA		Deutsche
Corp.	1.00%	Bank AG	5/25/12	Not Rated	USD 4,700	$ (2,530)

[1]	Using the S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
•	Credit default swaps on traded indexes — buy protection outstanding as of February 29, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX
North America
Investment
Grade Index		Morgan Stanley
Series 16	1.00%	& Co., Inc.	6/20/16	USD 7,700	$ (5,519)

•	Credit default swaps on traded indexes — sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
Dow Jones CDX
North America
Investment
Grade Index		Morgan Stanley
Series 16	1.00%	& Co., Inc.	6/20/16	BBB+	USD 7,700	$ 125,306

[3]	Using S&P’s rating of the underlying securities.
[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund's perceived risk of investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments:
Asset-Backed
Securities	—	$26,296,583	$9,941,978	$36,238,561
Common
Stocks	—	8,365,747	3,031,532	11,397,279
Corporate
Bonds	—	390,180,043	1,727	390,181,770
Floating Rate
Loan Interests	—	237,920,561	29,863,408	267,783,969
Non-Agency
Mortgage-Backed
Securities	—	84,447,122	2,432,436	86,879,558
Other Interests	—	—	1,371,513	1,371,513
Preferred
Securities	$2,090,106	807,750	—	2,897,856
Taxable Municipal
Bonds	—	9,144,199	—	9,144,199
US Government
Sponsored
Agency
Securities	—	58,914,785	—	58,914,785
US Treasury
Obligations	—	145,249	—	145,249
Warrants	—	373,426	2	373,428
Short-Term
Securities	166,291	—	—	166,291
Total	$2,256,397	$816,595,465	$46,642,596	$865,494,458

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward currency
exchange
contracts	—	$28,085	—	$28,085
Interest rate
contracts	$169,010	—	—	169,010
Credit contracts	—	125,306	—	125,306
Liabilities:
Forward currency
exchange
contracts	—	(1,962,413)	—	(1,962,413)
Interest rate
contracts	(45,571)	—	—	(45,571)
Credit contracts	—	(5,519)	$(2,530)	(8,049)
Total	$123,439	$(1,814,541)	$(2,530)	$(1,693,632)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed	Other Interests	Preferred Stocks	Warrants	Total
Assets:
Balance, as of August 31, 2011	$11,549,300	$3,358,522	$186,065	$38,869,232	$2,829,283	$1,441,471	$384,565	$292,017	$58,910,455
Accrued discounts/premiums	(114,026)	—	704	191,091	3,826	—	—	—	81,595
Net realized gain (loss)	(112,837)	(2)	66,012	(738,773)	32,228	1,455	452,430	—	(299,487)
Net change in unrealized
appreciation/depreciation[2]	287,032	(979,326)	(57,054)	(363,969)	(19,519)	(79,790)	(384,565)	(4)	(1,597,195)
Purchases	—	120,663	—	1,514,114	—	9,832	—	—	1,644,609
Sales	(714,172)	—	(194,000)	(1,659,732)	(413,382)	(1,455)	(452,430)	—	(3,435,171)
Transfers in3	—	580,599	—	4,235,101	—	—	—	—	4,815,700
Transfers out[3]	(953,319)	(48,924)	—	(12,183,656)	—	—	—	(292,011)	(13,477,910)

Balance, as of
February 29, 2012	$9,941,978	$3,031,532	$1,727	$29,863,408	$2,432,436	$1,371,513	—	$2	$46,642,596

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held on February 29, 2012 was $(1,904,852).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit
Contracts

Liabilities:
Balance, as of August 31, 2011	$(3,846)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	1,316
Purchases	—
Issuances[5]	—
Sales	—
Settlements[6]	—
Transfers in7	—
Transfers out[7]	—
Balance, as of February 29, 2012	$(2,530)

[4]	Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held on February 29, 2012 was $1,316.
[5]	Issuances represent upfront cash received on certain derivative financiaL instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused thetransfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	43

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) [1]	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) [1]	BlackRock Limited Duration Income Trust (BLW) [1]
Assets
Investments at value — unaffiliated[2]	$160,404,755	$171,554,843	$350,269,669	$865,328,167
Investments at value — affiliated[3]	2,243,014	1,820,693	3,253,818	166,291
Cash	—	50,310	8,173	—
Investments sold receivable	5,439,908	6,817,838	12,150,475	36,085,380
Principal paydown receivable	724,732	755,147	1,496,277	1,415,547
Interest receivable	295,266	421,713	894,417	7,812,056
Foreign currency at value[4]	24,904	16,791	17,751	644,512
Cash pledged as collateral for financial futures contracts	—	—	—	132,500
Cash pledged as collateral for reverse repurchase agreements	—	—	—	300,000
Unrealized appreciation on swaps	—	—	—	125,306
Unrealized appreciation on foreign currency exchange contracts	6,894	7,053	11,875	28,085
Swaps receivable	—	—	—	24,800
Dividends receivable — unaffiliated	—	—	—	6,735
Margin variation receivable	—	—	—	4,890
Prepaid expenses	—	8,227	6,103	45,982
Other assets	—	—	—	851,336
Total assets	169,139,473	181,452,615	368,108,558	912,971,587

Liabilities
Bank overdraft	144,275	—	—	2,664,840
Reverse repurchase agreements	—	—	—	238,561,283
Loan payable	35,000,000	40,000,000	78,000,000	—
Investments purchased payable	7,831,719	8,633,751	16,590,429	35,489,322
Unrealized depreciation on foreign currency exchange contracts	211,088	179,668	325,415	1,962,413
Investment advisory fees payable	125,380	101,252	206,092	364,853
Income dividends payable	52,848	37,493	73,968	93,077
Interest expense payable	32,544	18,359	127,051	54,609
Officer's and Directors' fees payable	7,032	7,874	15,585	228,607
Deferred income	3,656	3,863	7,908	174,468
Swaps payable	—	—	—	142,393
Unrealized depreciation on swaps	—	—	—	8,049
Other accrued expenses payable	255,499	70,368	110,220	315,686
Total liabilities	43,664,041	49,052,628	95,456,668	280,059,600
Net Assets	$125,475,432	$132,399,987	$272,651,890	$632,911,987

Net Assets Consist of
Paid-in capital[5,6,7]	$128,073,078	$229,202,981	$349,984,847	$701,959,183
Undistributed (distributions in excess of) net investment income	410,216	(533,657)	104,370	2,778,947
Accumulated net realized loss	(3,731,481)	(88,649,784)	(73,186,170)	(71,511,489)
Net unrealized appreciation/depreciation	723,619	(7,619,553)	(4,251,157)	(314,654)
Net Assets	$125,475,432	$132,399,987	$272,651,890	$632,911,987
Net asset value, offering and redemption price per share	$13.90	$10.68	$14.76	$17.14
[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$159,479,952	$179,013,961	$354,213,500	$864,638,322
[3] Investments at cost — affiliated	$2,243,014	$1,820,693	$3,253,818	$166,291
[4] Foreign currency at cost	$24,523	$16,557	$17,503	$638,919
[5] Par value per share	$0.001	$0.10	$0.10	$0.001
[6] Shares outstanding	9,027,106	12,401,086	18,467,299	36,923,585
[7] Shares authorized	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Operations

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) [1]	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) [1]	BlackRock Limited Duration Income Trust (BLW) [1]
Investment Income

Interest	$4,864,969	$5,153,487	$10,864,074	$26,678,155
Dividends — unaffiliated	12,386	14,917	28,114	241,742
Dividends — affiliated	278	221	469	10,478
Total income	4,877,633	5,168,625	10,892,657	26,930,375

Expenses
Investment advisory	790,058	634,558	1,297,340	2,289,406
Professional	79,446	80,847	96,667	131,705
Borrowing costs[2]	63,510	49,680	146,259	—
Custodian	32,728	29,319	51,069	71,189
Accounting services	19,949	19,174	31,216	54,733
Transfer agent	13,472	13,155	23,804	10,070
Printing	10,119	12,438	25,674	83,929
Officer and Directors	6,770	6,217	14,656	33,212
Registration	4,561	3,919	4,628	5,790
Miscellaneous	10,384	11,733	19,318	32,439
Total expenses excluding interest expense	1,030,997	861,040	1,710,631	2,712,473
Interest expense	178,138	198,711	398,776	440,737
Total expenses	1,209,135	1,059,751	2,109,407	3,153,210
Less fees waived by advisor	(185)	(125)	(310)	(1,424)
Total expenses after fees waived	1,208,950	1,059,626	2,109,097	3,151,786
Net investment income	3,668,683	4,108,999	8,783,560	23,778,589

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(491,634)	(2,825,595)	(5,714,967)	(4,910,506)
Financial futures contracts	—	—	—	1,150
Foreign currency transactions	602,568	526,348	865,796	2,988,127
Options written	—	—	—	276,020
Swaps	—	—	—	(236,726)
	110,934	(2,299,247)	(4,849,171)	(1,881,935)
Net change in unrealized appreciation/depreciation on:
Investments	6,509,886	8,744,746[3]	18,217,669	27,398,647
Financial futures contracts	—	—	—	(39,630)
Foreign currency transactions	(174,935)	(153,550)	(250,232)	(1,348,200)
Options written	—	—	—	363,558
Swaps	—	—	—	37,276
Unfunded loan commitments	38,703	45,062	77,372	111,558
	6,373,654	8,636,258	18,044,809	26,523,209
Total realized and unrealized gain	6,484,588	6,337,011	13,195,638	24,641,274
Net Increase in Net Assets Resulting from Operations	$10,153,271	$10,446,010	$21,979,198	$48,419,863

[1]	Consolidated Statement of Operations.
[2]	See Note 6 of the Notes to Financial Statements for details of short-term borrowings.
[3]	Net of income tax of $19,690.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	45

Statements of Changes in Net Assets

	BlackRock Defined Opportunity Credit Trust (BHL)		BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31, 2011
Operations
Net investment income	$3,668,683	$7,713,890	$4,108,999	$9,340,837
Net realized gain (loss)	110,934	2,153,352	(2,299,247)	(3,171,498)
Net change in unrealized appreciation/depreciation	6,373,654	(6,154,792)	8,636,258	(458,676)
Net increase in net assets resulting from operations	10,153,271	3,712,450	10,446,010	5,710,663

Dividends and Distributions to Shareholders From
Net investment income	(3,574,734)	(7,140,522)	(4,352,781)	(8,509,258)
Tax return of capital	—	—	—	(739,496)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,574,734)	(7,140,522)	(4,352,781)	(9,248,754)

Capital Share Transactions
Reinvestment of dividends	—	263,352	—	460,151

Net Assets
Total increase (decrease) in net assets	6,578,537	(3,164,720)	6,093,229	(3,077,940)
Beginning of period	118,896,895	122,061,615	126,306,758	129,384,698
End of period	$125,475,432	$118,896,895	$132,399,987	$126,306,758
Undistributed (distributions in excess of) net investment income	$410,216	$316,267	$(533,657)	$(252,833)

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Statements of Changes in Net Assets

	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)		BlackRock Limited Duration Income Trust (BLW)
Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31, 2011
Operations
Net investment income	$8,783,560	$17,704,917	$23,778,589	$49,530,733
Net realized gain (loss)	(4,849,171)	2,197,485	(1,881,935)	3,272,761
Net change in unrealized appreciation/depreciation	18,044,809	(8,915,990)	26,523,209	(17,061,349)
Net increase in net assets resulting from operations	21,979,198	10,986,412	48,419,863	35,742,145

Dividends and Distributions to Shareholders From
Net investment income	(8,531,892)	(15,965,641)	(25,383,514)	(45,830,635)
Tax return of capital	—	(1,072,049)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(8,531,892)	(17,037,690)	(25,383,514)	(45,830,635)

Capital Share Transactions
Reinvestment of dividends	—	876,684	57,977	524,981

Net Assets
Total increase (decrease) in net assets	13,447,306	(5,174,594)	23,094,326	(9,563,509)
Beginning of period	259,204,584	264,379,178	609,817,661	619,381,170
End of period	$272,651,890	$259,204,584	$632,911,987	$609,817,661
Undistributed (distributions in excess of) net investment income	$104,370	$(138,319)	$2,778,947	$4,392,851

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	47

Statements of Cash Flows

Six Months Ended February 29, 2012 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) [1]	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) [1]	BlackRock Limited Duration Income Trust (BLW) [1]
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$10,153,271	$10,446,010	$21,979,198	$48,419,863
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	69,713	201,548	170,253	(225,992)
Increase in swap receivable	—	—	—	(15,269)
Decrease in dividends receivable — affiliated	—	—	—	623
Increase in dividends receivable — unaffiliated	—	—	—	(735)
Increase in margin variation receivable	—	—	—	(2,665)
Increase in other assets	—	—	—	(81,748)
(Increase) decrease in prepaid expenses	17,953	13,067	36,494	(6,586)
Decrease in investment advisory fees payable	(15,555)	(12,835)	(22,526)	(28,460)
Decrease in interest expense payable	(18,420)	(21,971)	(33,639)	(164,205)
Increase (decrease) in deferred income	(3,798)	(2,894)	(7,684)	174,468
Decrease in other accrued expenses payable	(60,025)	(74,866)	(169,812)	(131,047)
Increase in swaps payable	—	—	—	73,071
Increase in cash pledged as collateral for financial futures contracts	—	—	—	(54,000)
Decrease in cash pledged as collateral for reverse repurchase agreements	—	—	—	1,695,000
Increase in Officer's and Directors' fees payable	6,580	7,451	14,586	54,921
Net periodic and termination payments on swaps	—	—	—	(236,726)
Net realized and unrealized gain on investments	(5,882,020)	(5,810,663)	(12,329,842)	(21,610,484)
Amortization of premium and accretion of discount on investments	(643,798)	(217,571)	(825,130)	(506,765)
Paid-in-kind income	(43,877)	(76,274)	(170,952)	(455,833)
Proceeds from sales of long-term investments	41,399,227	45,422,805	86,239,323	204,813,393
Purchases of long-term investments	(33,665,514)	(35,717,646)	(73,099,379)	(208,153,140)
Net proceeds from sales (purchases) of short-term securities	(12,261)	(1,820,693)	2,142,849	5,063,487
Cash provided by operating activities	11,301,476	12,335,468	23,923,739	28,621,171

Cash Used for Financing Activities
Cash receipts from borrowings	35,200,000	35,000,000	66,000,000	63,461,329
Cash payments on borrowings	(43,200,000)	(42,000,000)	(81,000,000)	(69,020,008)
Cash dividends paid	(3,577,251)	(4,360,936)	(8,562,093)	(25,348,459)
Increase (decrease) in bank overdraft	144,275	(1,044,731)	(573,035)	2,664,840
Cash used for financing activities	(11,432,976)	(12,405,667)	(24,135,128)	(28,242,298)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	813	618	147	5,688

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(130,687)	(69,581)	(211,242)	384,561
Cash and foreign currency at beginning of period	155,591	136,682	237,166	259,951
Cash and foreign currency at end of period	$24,904	$67,101	$25,924	$644,512

Cash Flow Information
Cash paid during the period for interest	$196,558	$220,682	$432,415	$604,942

Noncash Financing Activities

Capital shares issued in reinvestment of dividends	—	—	—	$57,977

[1]	Consolidated Statement of Cash Flows.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period January 31, 2008[1] to August 31, 2008
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.17	$13.55	$12.53	$14.31	$14.33 [2]
Net investment income[3]	0.41	0.86	0.85	0.87	0.47
Net realized and unrealized gain (loss)	0.72	(0.45)	0.87	(1.55)	0.21
Net increase (decrease) from investment operations	1.13	0.41	1.72	(0.68)	0.68
Dividends and distributions from:
Net investment income	(0.40)	(0.79)	(0.70)	(1.09)	(0.62)
Tax return of capital	—	—	—	(0.01)	(0.06)
Total dividends and distributions	(0.40)	(0.79)	(0.70)	(1.10)	(0.68)
Capital charges with respect to issuance of shares	—	—	—	—	(0.02)
Net asset value, end of period	$13.90	$13.17	$13.55	$12.53	$14.31
Market price, end of period	$13.45	$12.65	$12.86	$11.03	$12.66

Total Investment Return[4]
Based on net asset value	8.88%[5]	2.93%	14.39%	(2.16)%	4.79%[5]
Based on market price	9.69%[5]	4.17%	23.33%	(2.65)%	(11.44)%[5]

Ratios to Average Net Assets
Total expenses	2.00%[6]	2.02%	1.91%	2.39%	1.78%[6]
Total expenses after fees waived and paid indirectly	2.00%[6]	2.02%	1.90%	2.39%	1.78%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense	1.70%[6]	1.71%	1.65%	1.94%	1.48%[6]
Net investment income	6.07%[6]	6.10%	6.40%	8.11%	5.52%[6]

Supplemental Data
Net assets, end of period (000)	$125,475	$118,897	$122,062	$112,862	$127,695
Borrowings outstanding, end of period (000)	$35,000	$43,000	$24,000	$27,000	$38,500
Average borrowings outstanding during the period (000)	$37,318	$36,369	$24,633	$31,141	$13,788
Portfolio turnover	21%	91%	102%	41%	18%
Asset coverage, end of period per $1,000	$4,585	$3,765	$6,086	$5,180	$4,317

[1]	Commencement of operations.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	49

Financial Highlights	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.19	$10.47	$8.74	$13.94	$17.50	$18.70
Net investment income[2]	0.33	0.75	0.80	1.06	1.61	1.83
Net realized and unrealized gain (loss)	0.51	(0.28)	1.78	(4.88)	(3.41)	(1.23)
Net increase (decrease) from investment operations	0.84	0.47	2.58	(3.82)	(1.80)	0.60
Dividends and distributions from:
Net investment income	(0.35)	(0.69)	(0.80)	(1.14)	(1.72)	(1.80)
Tax return of capital	—	(0.06)	(0.05)	(0.24)	(0.04)	—
Total dividends and distributions	(0.35)	(0.75)	(0.85)	(1.38)	(1.76)	(1.80)
Net asset value, end of period	$10.68	$10.19	$10.47	$8.74	$13.94	$17.50
Market price, end of period	$10.12	$9.84	$10.45	$8.80	$12.77	$17.16

Total Investment Return[3]
Based on net asset value	8.73%[4]	4.30%	30.27%	(23.82)%	(10.17)%	3.00%
Based on market price	6.70%[4]	0.91%	29.13%	(16.27)%	(16.08)%	0.19%

Ratios to Average Net Assets
Total expenses	1.66%[5]	1.74%	1.53%	2.47%	2.77%	3.66%
Total expenses after fees waived and paid indirectly	1.66%[5]	1.74%	1.53%	2.47%	2.77%	3.66%
Total expenses after fees waived and paid indirectly
and excluding interest expense	1.35%[5]	1.39%	1.26%	1.57%	1.23%	1.30%
Net investment income	6.43%[5]	6.99%	7.86%	13.63%	10.40%	9.63%

Supplemental Data
Net assets, end of period (000)	$132,400	$126,307	$129,385	$107,556	$169,707	$212,792
Borrowings outstanding, end of period (000)	$40,000	$47,000	$29,000	$18,000	$65,500	$72,000
Average borrowings outstanding during the period (000)	$41,599	$43,553	$25,074	$28,247	$64,335	$95,465
Portfolio turnover	21%	93%	105%	45%	41%	72%
Asset coverage, end of period per $1,000	$4,310	$3,687	$5,462	$6,975	$3,591	$3,955

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Financial Highlights	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.04	$14.36	$12.93	$16.12	$18.25	$19.32
Net investment income[2]	0.48	0.96	0.91	1.14	1.45	1.54
Net realized and unrealized gain (loss)	0.70	(0.36)	1.48	(3.04)	(2.03)	(1.07)
Net increase (decrease) from investment operations	1.18	0.60	2.39	(1.90)	(0.58)	0.47
Dividends and distributions from:
Net investment income	(0.46)	(0.86)	(0.94)	(1.29)	(1.55)	(1.54)
Tax return of capital	—	(0.06)	(0.02)	—	—	—
Total dividends and distributions	(0.46)	(0.92)	(0.96)	(1.29)	(1.55)	(1.54)
Net asset value, end of period	$14.76	$14.04	$14.36	$12.93	$16.12	$18.25
Market price, end of period	$14.52	$13.33	$14.61	$12.26	$14.49	$16.70

Total Investment Return[3]
Based on net asset value	8.76%[4]	4.04%	18.91%	(8.88)%	(2.56)%	2.74%
Based on market price	12.69%[4]	(2.91)%	27.59%	(3.88)%	(4.28)%	3.85%

Ratios to Average Net Assets
Total expenses	1.60%[5]	1.60%	1.45%	1.96%	2.61%	3.33%
Total expenses after fees waived and paid indirectly	1.60%[5]	1.60%	1.45%	1.96%	2.60%	3.33%
Total expenses after fees waived and paid indirectly and excluding
interest expense	1.30%[5]	1.30%	1.22%	1.31%	1.18%	1.20%
Net investment income	6.68%[5]	6.44%	6.43%	10.18%	8.49%	7.88%

Supplemental Data
Net assets, end of period (000)	$272,652	$259,205	$264,379	$237,160	$295,005	$334,065
Borrowings outstanding, end of period (000)	$78,000	$93,000	$53,000	$38,000	$101,500	$107,000
Average borrowings outstanding during the period (000)	$83,484	$79,195	$48,258	$50,591	$102,272	$133,763
Portfolio turnover	21%	91%	96%	58%	49%	69%
Asset coverage, end of period per $1,000	$4,496	$3,787	$5,988	$7,241	$3,906	$4,122

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	51

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended February 29, 2012 (Unaudited)[1]	Year Ended August 31,			Period November 1, 2007 to August 31, 2008	Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.52	$16.79	$14.95	$16.71	$18.52	$19.01	$19.17
Net investment income	0.64 [2]	1.34 [2]	1.12 [2]	1.01 [2]	1.14 [2]	1.50	1.35
Net realized and unrealized gain (loss)	0.67	(0.37)	1.62	(1.61)	(1.76)	(0.49)	0.03
Net increase (decrease) from investment operations	1.31	0.97	2.74	(0.60)	(0.62)	1.01	1.38
Dividends and distributions from:
Net investment income	(0.69)	(1.24)	(0.90)	(1.16)	(1.19)	(1.41)	(1.52)
Net realized gain	—	—	—	—	—	(0.06)	—
Tax return of capital	—	—	—	—	—	(0.03)	(0.02)
Total dividends and distributions	(0.69)	(1.24)	(0.90)	(1.16)	(1.19)	(1.50)	(1.54)
Net asset value, end of period	$17.14	$16.52	$16.79	$14.95	$16.71	$18.52	$19.01
Market price, end of period	$16.96	$16.01	$16.76	$14.09	$14.57	$16.68	$18.85

Total Investment Return[3]
Based on net asset value	8.20%[4]	5.85%	19.00%	(1.57)%	(2.60)%[4]	5.66%	7.85%
Based on market price	10.48%[4]	2.77%	26.04%	6.40%	(5.70)%[4]	(4.03)%	17.31%

Ratios to Average Net Assets
Total expenses	1.04%[5]	1.01%	0.82%	0.72%	1.39%[5]	2.16%	2.20%
Total expenses after fees waived and before
fees paid indirectly	1.04%[5]	1.00%	0.81%	0.71%	1.39%[5]	2.16%	2.20%
Total expenses after fees waived and paid indirectly	1.04%[5]	1.00%	0.81%	0.71%	1.38%[5]	2.14%	2.19%
Total expenses after fees waived and paid indirectly and
excluding interest expense	0.89%[5]	0.87%	0.73%	0.69%	0.76%[5]	0.83%	0.91%
Net investment income	7.83%[5]	7.75%	6.90%	7.42%	7.84%[5]	7.92%	7.10%

Supplemental Data
Net assets, end of period (000)	$632,912	$609,818	$619,381	$551,505	$616,393	$638,109	$699,206
Borrowings outstanding, end of period (000)	$238,561	$244,120	$123,233	—	$64,538	$109,287	$220,000
Average borrowings outstanding during the period (000)	$226,649	$191,303	$44,160	$11,705	$120,295	$172,040	$179,366
Portfolio turnover	23%	106%[6]	248%[7]	287%[8]	191%[9]	65%	132%
Asset coverage, end of period per $1,000	$3,653	$3,498	$6,026	—	$10,551	$7,251	$4,178

[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll and to-be-announced (“TBA”) transactions. Excluding these transactions the portfolio turnover rate would have been 87%.
[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 113%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 79%.
[9]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 24%.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Defined Opportunity Credit Trust (“BHL”), BlackRock Diversified Income Strategies Fund, Inc. (“DVF”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”) and BlackRock Limited Duration Income Trust (“BLW”) (collectively, the “Funds” or individually as a “Fund”) are registered under the 1940 Act, as diversified, closed-end management investment companies. BHL and BLW are organized as Delaware Statutory trusts. DVF and FRA are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/ trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of DVF JGW SPV, LLC, DVF (S-MARTIN) SPV, LLC, FRA JGW SPV, LLC and BLW JGW SPV, LLC (the “Taxable Subsidiaries”), all of which are wholly owned taxable subsidiaries of each Fund. The Taxable Subsidiaries enable the Funds to hold investments that are organized as an operating partnership and still satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiaries is taxable to such subsidiaries. An income tax provision for all income, including realized and unrealized gains, if any, is reflected as either a reduction in investment income or as component of realized and unrealized gain (loss) on the Consolidated Statements of Operations. The Funds may invest up to 25% of their total assets in the Taxable Subsidiary. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Funds.

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NAS-DAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the NYSE. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	53

Notes to Financial Statements (continued)

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is a bankruptcy remote entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Funds may invest in floating rate loan interests. The floating rate loan interests the Funds hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When a Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Certain Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	55

Notes to Financial Statements (continued)

broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts and swaps), or certain borrowings (e.g., reverse repurchase agreements and loan payable), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the three years ended August 31, 2011 and the period ended August 31, 2008 for BHL and BLW and the four years ended August 31, 2011 for DVF and FRA. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in dividends — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counter-party fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	57

Notes to Financial Statements (continued)

the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds holds the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. These payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of February 29, 2012

Asset Derivatives

		BHL	DVF	FRA	BLW
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/
	depreciation[1]; Investments at
	value — unaffiliated	—	—	—	$169,010
Foreign currency exchange contracts	Unrealized appreciation on foreign
	currency exchange contracts	$6,894	$7,053	$11,875	28,085
Credit contracts	Unrealized appreciation on swaps;
	Investments at value — unaffiliated	—	—	—	125,306
Total		$6,894	$7,053	$11,875	$322,401

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

Liability Derivatives
		BHL	DVF	FRA	BLW
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/ depreciation[1]; Investments at
	value — unaffiliated	—	—	—	$45,571
Foreign currency exchange contracts	Unrealized appreciation on foreign
	currency exchange contracts	$211,088	$179,668	$325,415	1,962,413
Credit contracts	Unrealized appreciation on swaps;
	Investments at value — unaffiliated	—	—	—	8,049
Total		$211,088	$179,668	$325,415	$2,016,033

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended February 29, 2012

	Net Realized Gain (Loss) From
	BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts	—	—	—	$1,150
Foreign currency exchange contracts:
Foreign currency exchange contracts	$565,611	$508,006	$734,007	2,817,999
Credit contracts:
Swaps	—	—	—	(236,726)
Options[2]	—	—	—	176,120
Total	$565,611	$508,006	$734,007	$2,758,543

	Net Change in Unrealized Appreciation/Depreciation on
	BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts	—	—	—	$(39,630)
Options[2]	—	—	—	(74,027)
Foreign currency exchange contracts:
Foreign currency exchange contracts	$(178,283)	$(150,084)	$(255,990)	(1,378,570)
Credit contracts:
Swaps	—	—	—	37,276
Options[2]	—	—	—	178,638
Total	$(178,283)	$(150,084)	$(255,990)	$(1,276,313)

2	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended February 29, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHL	DVF	FRA	BLW
Financial future contracts:
Average number of contracts purchased	—	—	—	66
Average number of contracts sold	—	—	—	8
Average notional value of contracts purchased	—	—	—	$16,395,263
Average notional value of contracts sold	—	—	—	$1,397,815
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	4	4	4	5
Average number of contracts — US dollars sold	4	3	3	5
Average US dollar amounts purchased	$6,316,861	$5,541,354	$10,046,183	$52,831,987
Average US dollar amounts sold	$747,039	$636,233	$1,495,868	$4,416,216
Options:
Average number of option contracts purchased	—	13	20	46
Average notional value of option contracts	—	$12,257	$18,857	$43,372
Average number of swaption contracts purchased	—	—	—	—
Average number of swaption contracts written	—	—	—	1
Average notional value of swaption contracts purchased	—	—	—	—
Average notional value of swaption contracts written	—	—	—	$3,850,000
Credit default swaps:
Average number of contracts — buy protection	—	—	—	1
Average number of contracts — sell protection	—	—	—	2
Average notional value-buy protection	—	—	—	$7,700,000
Average notional value-sell protection	—	—	—	$8,550,000

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	59

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets, plus the proceeds of any outstanding borrowings used for leverage as follows:

BHL	1.00%
DVF	0.75%
FRA	0.75%
BLW	0.55%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pay to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations. For the six months ended February 29, 2012, the amounts waived were as follows:

BHL	$185
DVF	$125
FRA	$310
BLW	$1,424

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

BlackRock provides investment management and other services to the Taxable Subsidiaries. BlackRock does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, each Trust pays BlackRock based on the Trust’s net assets, which includes the assets of the Taxable Subsidiaries.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Income Tax Information:

As of August 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	BHL	DVF	FRA	BLW
2013	—	—	$691,829	—
2014	—	$1,755,694	—	—
2015	—	2,237,399	—	—
2016	—	1,444,704	475,453	$21,882,229
2017	—	20,249,830	20,954,032	9,996,868
2018	$3,842,154	52,502,532	43,990,722	37,509,275
2019	—	7,153,981	2,206,081	—
Total	$3,842,154	$85,344,140	$68,318,117	$69,388,372

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after August 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BHL	DVF	FRA	BLW
Tax cost	$161,731,334	$178,945,341	$356,083,778	$862,343,227
Gross unrealized appreciation	$3,469,111	$3,784,963	$7,938,098	$31,579,288
Gross unrealized depreciation	(2,552,676)	(9,354,768)	(10,498,389)	(28,428,057)
Net unrealized appreciation (depreciation)	$916,435	$(5,569,805)	$(2,560,291)	$3,151,231

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Notes to Financial Statements (continued)

5. Investments:

Purchases and sales of investments including paydowns and excluding short-term securities and US government securities for the six months ended February 29, 2012, were as follows:

	Purchases	Sales
BHL	$33,690,415	$44,901,492
DVF	$36,911,188	$48,167,977
FRA	$73,612,690	$94,672,701
BLW	$192,260,792	$196,418,870

For the six months ended February 29, 2012, purchases and sales of US government securities for BLW were $473,966 and $2,038,634, respectively.

Transactions in options written for the six months ended February 29, 2012, were as follows:

	Calls		Puts
BLW	Notional (000)	Premium Received	Notional (000)	Premium Received
Outstanding options,
beginning of year	7,400	$76,220	15,100	$229,830
Options written	—	—	—	—
Options expired	(7,400)	(76,220)	(15,100)	(229,830)
Outstanding options,
end of year	—	—	—	—

6. Borrowings:

BHL, DVF and FRA are entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). The Funds have granted a security interest in substantially all of their assets to SSB. The SSB Agreement allowed for the following maximum commitment amounts:

Commitment Amounts
BHL	$63,300,000
DVF	$66,800,000
FRA	$137,200,000

Prior to March 2, 2012, advances were made by SSB to the Funds at the Funds’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above the 7-day, 30-day, 60-day or 90-day LIBOR.

Effective March 2, 2012, advances were made by SSB to the Funds at the Funds’ option of (a) the higher of (i) 0.75% above the Fed Funds rate and (ii) 0.75% above the Overnight LIBOR or (b) 0.75% above the 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, the Funds pay a facility fee and a commitment fee based upon SSB’s total commitment to the Funds. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of February 29, 2012 are shown in the Statements of Assets and Liabilities as loan payable.

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 29, 2012, the daily weighted average interest rate for BLW with borrowings from reverse repurchase agreements was as follows:

Daily Weighted Average Interest Rate
BLW	0.39%

For the six months ended February 29, 2012, the daily weighted average interest rates for Funds with loans under the revolving credit agreements were as follows:

Daily Weighted Average Interest Rate
BHL	0.96%
DVF	0.96%
FRA	0.96%

7. Commitments:

The Funds may invest in floating rate loan interests. In connection with these investments, the Funds may also enter into unfunded floating rate loan interests and bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At February 29, 2012, the Funds had outstanding bridge loan commitments as follows:

Commitment Amounts
BHL	$1,415,000
DVF	$1,495,000
FRA	$3,060,000
BLW	$7,899,610

In connection with either of these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. The unrecognized commitment fee income is recorded on the Statements of Assets and Liabilities as deferred income. As of February 29, 2012, the Funds had no outstanding unfunded floating rate loan interests.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	61

Notes to Financial Statements (concluded)

8. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counter-party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

9. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. DVF and FRA are authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
BHL	—	18,402
DVF	—	42,239
FRA	—	58,212
BLW	3,518	30,417

At February 29, 2012, the shares owned by affiliates of the Manager of the Funds were as follows:

BHL	8,517
FRA	9,017

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

The Funds will pay a net investment income dividend in the following amounts per share on March 30, 2012 to Common Shareholders of record on March 15, 2012:

Common Dividend Per Share
BHL	$0.0660
DVF	$0.0585
FRA	$0.0770
BLW	$0.1050

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Officers and Directors1

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board,
   Chairperson of the Audit Committee and Director
Paul L. Audet, Director
Michael J. Castellano, Director and Member of the Audit
   Committee
Frank J. Fabozzi, Director and Member of the Audit
   Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
   Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Director of the Funds, resigned as of February 21, 2012.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

BLW is managed by a team of investment professionals. Effective March 16, 2012, Tom Musmanno was added to the team of portfolio managers responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	63

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On February 9, 2012, the Board of BLW approved the removal of BLW's non-fundamental investment policy requiring that counterparties with respect to swap transactions be rated A or A-1 or better by S&P's or Fitch Ratings, Inc. ("Fitch") or A or P-1 or better by Moody's. As a result of this investment policy change, BLW may enter into swap transactions with any counterparties approved by the Manager. Such counterparties may entail a greater degree of credit risk or risk of nonperformance than counterparties rated A or A-1 or better by S&P's or Fitch or A or P-1 or better by Moody's. The Manager will seek to minimize BLW's exposure to counterparty risk by entering into swap transactions with counterparties the Manager believe to be creditworthy at the time they enter into such transactions. To the extent BLW engages in swap transactions, shareholders of BLW will be dependent on the analytical ability of the Manager to evaluate the credit quality of counterparties to such transactions. In the event of the insolvency of a counterparty, BLW may not be able to recover its assets, in full or at all, during the insolvency process. In addition, counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. The foregoing investment policy amendment will not alter BLW's investment objective.

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. Other than as disclosed on page 63, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 29, 2012

	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percent of Fiscal Year-to-Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
DVF	$0.337593	—	$0.013407	$0.351000	96%	0%	4%	100%

Each Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2012	65

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2012

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEFT BK4 2/12 SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Diversified Income Strategies Fund, Inc.

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Diversified Income Strategies Fund, Inc.

Date: May 1, 2012

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Diversified Income Strategies Fund, Inc.

Date: May 1, 2012